Document and Entity Information	15 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Jun 30, 2012
Trading Symbol	gyph
Entity Registrant Name	GRYPHON GOLD CORP
Entity Central Index Key	0001262751
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets
Cash	$ 4,533,261	$ 602,343	$ 837,457
Accounts receivable	27,179	358,005	29,892
Note receivable		0	2,975
Prepaid expenses	275,103	171,515	122,716
Inventories	6,024,646	6,363,016	0
Deferred share issue costs		0	281,278
Deferred debt issue costs	491,802	312,549	0
Total Current Assets	11,351,991	7,807,428	1,274,318
Property, plant & equipment, net	20,003,682	19,565,395	2,760,330
Reclamation bonds	2,898,359	2,839,559	225,893
Total Assets	34,254,032	30,212,382	4,260,541
Current Liabilities
Accounts payable and accrued liabilities	3,863,407	5,004,298	397,106
Current portion of the long term debt	3,136,500	583,458	0
Note payable	1,084,258	1,376,479	0
Total Current Liabilities	8,084,165	6,964,235	397,106
Asset retirement obligation	1,703,504	1,675,877	51,300
Warrant derivative liability	759,081	137,291	0
Long-term debt	12,759,482	10,198,611	0
Total liabilities	23,306,232	18,976,014	448,406
Commitments & contingencies []	0	0	0
Stockholders' Equity
Common stock	194,103	194,103	96,984
Additional paid-in capital	54,205,021	54,114,438	41,665,952
Accumulated deficit	(43,451,324)	(43,072,173)	(37,950,801)
Total Stockholders' Equity	10,947,800	11,236,368	3,812,135
Total Liabilities and Stockholders' Equity	$ 34,254,032	$ 30,212,382	$ 4,260,541

Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Sales of product	$ 5,889,363	$ 0	$ 2,737,842	$ 0
Cost of sales and other direct production costs	5,045,815	0	2,132,880	0
Gross profit	843,548	0	604,962	0
Other operating expenses:
Exploration	25,218	90,896	113,483	949,022
Salaries & consulting fees	320,935	233,407	1,411,379	1,195,968
General and administrative	153,424	143,079	781,199	699,613
Legal and audit	212,176	74,147	282,154	260,470
Travel and accommodation	26,390	50,473	231,555	142,515
Depreciation	6,632	3,509	16,709	51,919
Loss (gain) on disposal of equipment	(430)	0	959	(112)
Asset retirement obligation accretion	27,627	(3,046)	139,673	3,046
Total other operating expenses	771,972	592,465	2,977,111	3,302,441
Income (loss) from operations	71,576	(592,465)	(2,372,149)	(3,302,441)
Other (income) expense:
Foreign exchange loss	(19,400)	(28,749)	190,551	6,447
Loss on modification of debt	(417,776)	0	1,590,321	0
Realized loss on securities			0	75,772
Interest income	(1,498)	(66)	(11,159)	(2,101)
Interest expense, net of capitalized interest	889,401	19,811	979,510	1,040
Total other (income) expense	450,727	(9,004)	2,749,223	81,158
Loss from continuing operations			(5,121,372)	(3,383,599)
Discontinued operations:
Loss from discontinued operations			0	(29,244)
Gain on sale of discontinued operations			0	664,952
Income from discontinued operations			0	635,708
Net loss	$ (379,151)	$ (583,461)	$ (5,121,372)	$ (2,747,891)
Basic and diluted income (loss) per share:
Loss from continuing operations			$ (0.03)	$ (0.04)
Income from discontinued operations				$ 0.01
Total loss per share			$ (0.03)	$ (0.03)
Basic and diluted weighted average number of common shares outstanding	194,103,382	141,980,549	181,395,836	90,075,261

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
OPERATING ACTIVITIES
Net loss for the period	$ (379,151)	$ (583,461)	$ (5,121,372)	$ (2,747,891)
Items not involving cash:
Interest expense paid with debt	149,229	0
Depreciation	394,666	3,509	178,405	51,919
Asset retirement obligation accretion	27,627	(3,046)	139,673	3,046
Gain on disposal of equipment	(430)	0
Loss on disposal of equipment:			(959)	112
Write down of accrued liability:			0	(124,008)
Share based compensation	90,583	18,508	277,283	184,410
Amortization of debt offering costs	380,822	0	385,389	0
Amortization of notes payable discount	242,672	0	372,415	0
Unrealized gain on foreign exchange	5,572	(33,513)	9,861	0
Impairment of inventory	60,531	0
Non-cash interest expense			0	10,364
Change in liability of options and warrants	(417,776)	0
Realized loss on securities			0	75,772
Loss on modification of debt	0	0	1,590,321	0
Gain on sale of discontinued operations			0	(664,952)
Changes in non-cash working Capital items:
Accounts receivable	7,256	(2,608)	(328,113)	6,521
Accounts payable and accrued liabilities	(3,131,858)	150,863	2,991,586	(251,864)
Inventories	1,881,582	0	(5,886,776)	0
Prepaid expenses	(103,588)	564	(48,799)	34,765
Cash used in operating activities	(792,263)	(449,184)	(5,441,086)	(3,421,806)
INVESTING ACTIVITIES
Reclamation bonds purchased	(58,800)	(2,000,000)	(2,613,666)	(65,116)
Option payment received			0	100,000
Purchase of property, plant & equipment	(166,049)	(896,535)	(9,618,934)	(59,007)
Interest capitalized on self-constructed assets	(35,799)	0
Proceeds from sale of equipment	1,000	0
Cash received from sale of discontinued operations			0	2,250,000
Option payment to amend and reduce royalty	0	(175,000)	(150,000)	(200,000)
Proceeds from sales of held for trading securities			0	116,195
Proceeds from note receivable	0	2,975	2,975	10,597
Proceeds from insurance claim on equipment			31,050	52
Cash used in investing activities	(259,648)	(3,068,560)	(12,348,575)	2,152,721
FINANCING ACTIVITIES
Payments on notes payable	(321,619)	0	(223,521)	0
Proceeds from notes payable	5,395,095	0	8,533,743	0
Shares and warrants issued for cash	0	11,068,362	11,134,317	1,555,493
Share issue costs	0	(13,177)
Public offering costs	0	(1,185,444)
Debt and share issue costs	(85,075)	0	(1,880,131)	(386,007)
Cash provided by financing activities	4,988,401	9,869,741	17,564,408	1,169,486
Effect of foreign exchange on cash	(5,572)	33,513	(9,861)	0
Increase (decrease) in cash during the year	3,930,918	6,385,510	(235,114)	(99,599)
Cash, beginning of year	602,343	837,457	837,457	937,056
Cash, end of year	$ 4,533,261	$ 7,222,967	$ 602,343	$ 837,457

Consolidated Statements of Changes in Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2010	$ 86,034	$ 39,585,228	$ (35,202,910)	$ 4,468,352
Beginning Balance (Shares) at Mar. 31, 2010	86,033,774
Share issue costs (ShareIssueCosts)		(104,729)		(104,729)
Exercise of warrants	224	46,712		46,935
Exercise of warrants (Shares)	223,500
Fair value of options granted		142,212		142,212
Net loss for the period			(2,747,891)	(2,747,891)
Consultant compensation	550	125,950		126,500
Consultant compensation (Shares)	550,000
For private placements	7,964	1,500,593		1,508,558
For private placements (Shares)	7,964,429
Option consideration	1,500	268,500		270,000
Option consideration (Shares)	1,500,000
Settlement of accounts payable	437	59,563		60,000
Settlement of accounts payable (Shares)	436,929
Fair value of restricted stock units granted	275	41,923		42,198
Fair value of restricted stock units granted (Shares)	275,000
Ending Balance at Mar. 31, 2011	96,984	41,665,952	(37,950,801)	3,812,135
Ending Balance (Shares) at Mar. 31, 2011	96,983,632
For public offering	89,060	10,979,302		11,068,362
For public offering (Shares)	89,060,000
Exercise of option to reduce royalty	7,726	1,073,949		1,081,675
Exercise of option to reduce royalty (Shares)	7,726,250
Share issue costs (ShareIssueCosts)		(13,177)		(13,177)
Public offering costs		(1,466,723)		(1,466,723)
Exercise of options	150	19,930		20,080
Exercise of options (Shares)	150,000
Exercise of warrants	183	45,691		45,874
Exercise of warrants (Shares)	183,500
Fair value of options granted		277,283		277,283
Fair value of warrants issued		1,532,231		1,532,231
Net loss for the period			(5,121,372)	(5,121,372)
Ending Balance at Mar. 31, 2012	194,103	54,114,438	(43,072,173)	11,236,368
Ending Balance (Shares) at Mar. 31, 2012	194,103,382
Fair value of options granted		90,583		90,583
Net loss for the period			(379,151)	(379,151)
Ending Balance at Jun. 30, 2012	$ 194,103	$ 54,205,021	$ (43,451,324)	$ 10,947,800
Ending Balance (Shares) at Jun. 30, 2012	194,103,382

NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY

Gryphon Gold Corporation was incorporated in the State of Nevada in 2003 and wholly owns its subsidiary, Borealis Mining Company, (collectively, “Gryphon Gold” or “the Company”). The Company is a production company focused on the Borealis Oxide Heap Leach Project (the “Borealis Project”) and exploring mineral properties. Management intends to use the cash flow generated from the Borealis Project to fund operations but may need to raise additional capital through debt or equity to help fund operations and additional capital expenditures and expansion. No assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and possible future revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to suspend or cease operations. The Company has an accumulated deficit of $43,451,324 as at June 30, 2012 ($43,072,173 as at March 31, 2012) and has cash on hand of $4,533,261. In addition, at June 30, 2012 the Company had $16,980,240 in notes payable and long-term debt. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and the satisfaction of liability in the normal course of business. The recoverability of amounts shown for mineral property interests in the Company’s consolidated balance sheets are dependent upon the existence of economically recoverable reserves, the ability of the Company to arrange appropriate financing to complete the development of its properties, the receipt of necessary permitting and upon achieving future profitable production or receiving proceeds from the disposition of the properties. The timing of such events occurring, if at all, is not yet determinable.

1. NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY

Gryphon Gold Corporation was incorporated in the State of Nevada in 2003 and wholly owns its subsidiary, Borealis Mining Company, (collectively, “Gryphon Gold” or “the Company”). The Company is a production company focused on the Borealis Project and exploring mineral properties.

Management intends to use the profit from the Borealis Project to fund operations but may need to raise additional capital through debt or equity to help fund the operation and further capital expenditures and expansion. No assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and possible future revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to suspend or cease operations. The Company has an accumulated deficit of $43,072,172 as at March 31, 2012 ($37,950,801 as at March 31, 2011) and has cash on hand of $602,343. In addition, at March 31, 2012 the Company had $12,158,548 in notes payable and long-term debt. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and the satisfaction of liability in the normal course of business. The recoverability of amounts shown for mineral property interests in the Company’s consolidated balance sheets are dependent upon the existence of economically recoverable reserves, the ability of the Company to arrange appropriate financing to complete the development of its properties, the receipt of necessary permitting and upon achieving future profitable production or receiving proceeds from the disposition of the properties. The timing of such events occurring, if at all, is not yet determinable.

On April 19, 2012, the Company secured a senior credit facility with Waterton Global, LLC for $15,000,000 of which the July and November 2011 debentures were paid in full [see Notes 11 and 15]. The Company received approximately $5.4 million cash from the transaction.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full fiscal year ending March 31, 2013.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended March 31, 2012.

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance June 30,	Balance March 31,	Input
	2012	2012	Hierarchy level

Cash and cash equivalents	$4,533,261	$602,343	Level 1
Reclamation bond and deposits	$2,898,359	$2,839,559	Level 1
Warrant liabilities	$759,081	$137,291	Level 2

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At June 30, 2012, the Company had warrant derivative liabilities of $759,081, which are valued on a recurring basis and related to warrants issued to a debt holder that are exercisable in a currency other than the Company’s reporting currency.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred either physically or through an irrevocable written transfer notice authorizing the transfer of metals to the buyer’s account, and no related obligations remain and collectability is probable.

Sales of metals products are recorded net of charges from the buyer for treatment, refining, smelting losses, and other negotiated charges. Costs charged by smelters include a metals payable fee, fixed treatment, transaction fees and refining costs per ton of product. Estimated prices of gold or silver shipped in the form of doré will be settled as the settlement occurs after delivery.

Inventories

Material on Heap Leach Inventory

The recovery of gold and silver from certain oxide ores is achieved through the heap leaching process. Under this method, mineralized material is placed on leach pads where it is treated with a chemical solution, which dissolves the gold or silver contained in the material. The resulting “pregnant” solution is further processed in a plant where gold and silver are recovered. For accounting purposes, costs are added to material on leach pads based on average mining and leaching costs, including applicable depreciation, depletion and amortization relating to operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per recoverable ounce of gold or silver on the leach pad.

Estimates of recoverable gold or silver on the leach pads are calculated from the quantities of material placed on the leach pads (measured tons added to the leach pads), the grade of material placed on the leach pads (based on assay data) and an estimated recovery percentage (based on ore type). Although the quantities of recoverable gold or silver placed on the leach pads are reconciled by comparing the grades of material placed on pads to the quantities of gold or silver actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is regularly monitored and estimates are refined based on actual results over time. As of June 30, 2012, the Company had a limited operating history and actual results only over that short period of time. Due to this, estimates of recoverable gold and silver are based primarily on initial tests and only limited refinements derived from metallurgical balancing.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold or silver from a leach pad will not be known until the leaching process is concluded. The quantification of material inventory on the leach pad is based on estimates of the quantities of gold or silver at each balance sheet date that the Company expects to recover during the next 12 months.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Borealis Mining Company. All intercompany transactions and balances have been eliminated.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less when acquired to be cash equivalents.

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance March 31,	Balance March 31,	Input
	2012	2011	Hierarchy level
Cash and cash equivalents	$602,343	$837,457	Level 1
Reclamation bond and deposits	$2,839,559	$225,893	Level 1
Warrant liability	$137,291	$-	Level 3

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At March 31, 2012 the Company had a warrant derivative liability of $137,291, which is valued on a recurring basis.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of any contingent assets and liabilities as at the date of the consolidated financial statements as well as the reported amounts of expenses incurred during the period. Significant areas requiring the use of management estimates include the determination of potential impairments of asset values, calculation of deferred incomes taxes, inventories, asset retirement obligations estimates, the calculation of fair values of options and warrants, and rates for depreciation of plant and equipment. Actual results could differ from those estimates.

Financial instruments

The Company’s financial instruments consist of cash, accounts and note receivable, accounts payable, accrued liabilities, notes payable, and debt. The Company has cash, which consists of cash held on deposit at major financial institutions. Accounts and notes receivable are recorded at amortized cost. The accounts payable and accrued liabilities have been designated as other financial liabilities and are also recorded at amortized cost. Long-term debt and notes payable approximate fair value at year end based on the terms of the notes.

Financial risk is the risk arising from the fluctuations in foreign currency exchange rates. The Company does not use any derivative or hedging instruments to reduce its exposure to fluctuations in foreign currency exchange rates or metal prices.

Reclamation bonds and deposits

The Company, under the terms of its mining and exploration permits has deposit requirements and bonding agreements with certain regulatory agencies. The Company’s reclamation bonds and deposits are classified as long-term assets.

Mineral property acquisition costs

The costs of acquiring mineral properties are capitalized and are amortized over the estimated ore reserves of such properties following the commencement of production or expensed if it is determined that the mineral property has no future economic value or the properties are sold or abandoned.

Cost includes cash consideration and the fair market value of shares of common stock issued on the acquisition of mineral properties. Properties acquired under option agreements, whereby payments are made at the sole discretion of the Company, are capitalized at such time as the payments are made.

The recoverable amounts for mineral properties is dependent upon the existence of economically recoverable reserves; the acquisition and maintenance of appropriate permits, licenses and rights; the ability of the Company to obtain financing to complete the exploration and development of the properties; and upon future profitable production or alternatively upon the Company’s ability to recover its spent costs from the sale of its interests. The capitalized amounts may be written down if potential future net cash flows, including potential sales proceeds, related to the property are estimated to be less than the carrying value of the property.

Exploration and development costs

Exploration costs are expensed as incurred. When it is determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration and development costs related to such reserves incurred after such determination are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over the estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off.

Foreign currency translation

The U.S. dollar is the functional currency of the Company. Transactions involving foreign currencies for items included in operations are translated into U.S. dollars using the monthly average exchange rate; monetary assets and liabilities are translated at the exchange rate prevailing at the consolidated balance sheet date and all other consolidated balance sheet items are translated at the historical rates applicable to the transactions that comprise the amounts. Translation gains and losses are included in the determination of net income (loss).

Revenue Recognition

Sales of all metals products are recorded as revenues when title and risk of loss transfer to the purchaser. Sales to the purchaser are recorded net of charges for treatment, refining, smelting losses, and other charges negotiated by us with the purchaser.

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that results from the acquisition, construction, development or normal use of the assets with a corresponding increase in the carrying amount of the related long-lived asset. This amount is then depreciated over the estimated useful life of the asset. Over time, the liability is increased to reflect an interest element considered in its initial measurement at fair value.

Trade accounts receivable

Trade accounts receivable are carried at original invoice amount less an estimate for doubtful accounts. Management determines the allowance by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. Trade receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as income when received.

Property, plant and equipment

Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of the pad, processing plant and related infrastructure developments.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). When assets are constructed by the Company an estimated amount of interest cost based upon the Company’s cost of capital is capitalized to the constructed asset.

Depreciation, Depletion and Amortization — Capitalized costs are depreciated or depleted using the straight-line method or units-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives range from 1 to 6 years, but do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Impairment of Long-lived Assets – The Company evaluates its properties for impairment when circumstances or events occur that may impact the fair value of the assets. The fair value of property is primarily evaluated based upon the present value of expected revenues directly associated with those assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value.

Inventories

Material on Heap Leach Inventory

The Company records recoverable material on the heap leach pad, gold doré, and saleable gold on carbon at average cost, less provisions required to reduce inventory to net realizable value. Costs capitalized to in process and finished goods inventory include the cost of mineralized material processed; direct and indirect materials and consumables; direct labor; repairs and maintenance; utilities; amortization of property, plant and equipment; and local mine administrative expenses.

Supplies Inventory

Mine operating supplies are recorded at the lower of purchase cost or net realizable value. The Company records provisions to reduce inventory to net realizable value to reflect changes in economic factors that impact inventory value or to reflect present intentions for the use of slow moving and obsolete supplies inventory.

Income taxes

Income taxes are recognized in accordance with ASC 740 Income Taxes, whereby deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has assessed its tax positions and has determined that it has not taken a position that would give rise to an unrecognized tax liability being reported. In the event that the Company is assessed penalties and or interest; penalties will be charged to other operating expense and interest will be charged to interest expense.

Stock-based compensation

The Company recognizes stock-based compensation expense based on the fair value of the stock options on the date of grant. The fair value of the stock options at the date of grant is amortized over the vesting period, with the offsetting credit to additional paid in capital.

The Company uses a Black-Scholes option-pricing model for fair value measurement of options. This model was independently developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differ from the Company’s stock option awards. Option pricing models require the input of highly subjective assumptions, including future stock price volatility and expected time until exercise, which greatly affect the calculated values. Changes in these assumptions can materially affect the fair value estimate and therefore it is management’s view that the existing models do not necessarily provide a single reliable measure of the fair value of the Company’s equity instruments.

The Company recognizes stock-based compensation expense based on the grant date fair value of the award on a straight-line basis over the requisite service period of the individual grants, which generally equals the vesting period. The grant date fair value of the restricted stock unit is calculated using the closing price of the Company’s common stock on the date of the grant.

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance related to testing goodwill for impairment. This guidance provides that entities may first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a more than 50% likely result that the fair value of a reporting unit is less than the carrying amount, then the entity must continue to apply the two-step impairment test. If the entity concludes the fair value exceeds the carrying amount, then neither of the two steps in the goodwill impairment test is required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company does not believe the impact of adopting this guidance will be material to its consolidated financial statements.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income. This guidance specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It also does not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. This guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of adopting this guidance on our consolidated financial statements

NEVADA EAGLE RESOURCES LLC	12 Months Ended
Mar. 31, 2012
NEVADA EAGLE RESOURCES LLC [Text Block]

3. NEVADA EAGLE RESOURCES LLC

On April 23, 2010, Gryphon Gold sold its wholly owned subsidiary, Nevada Eagle Resources LLC to Fronteer Development (USA) Inc. (“Fronteer”) for $4,750,000 and recognized a gain of $664,952 on the sale. Fronteer paid $2,250,000 in cash and $2,500,000 by assuming Gryphon Gold's obligations under a convertible note. The convertible note had a face value of $2,500,000 and was due March 30, 2012. The note was uncollateralized and bore interest at 5%. Gryphon Gold retained the Copper Basin property located in Idaho.

Consolidated Statements of Operations of Discontinued Operations
Year Ended
March 31, 2011
Interest expense	$(29,244)
Gain of sale from discontinued operations	$664,952
Income from discontinued operations	$635,708

All assets and operations related to discontinued operations are located in the United States.

ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

At June 30, 2012, other accounts receivable represents those amounts the Company is owed for its goods and services tax return and from its former Chief Executive Officer.

Specifically, accounts receivable are detailed as follows:

		As at
	As at June 30, 2012	March 31, 2012
Due from gold and silver sales	$-	$323,570
Other receivables	27,179	34,435
TOTAL	$27,179	$358,005

4. ACCOUNTS RECEIVABLE

At March 31, 2012, trade accounts receivable represents those amounts the Company is owed for its gold and silver products delivered during the fiscal year.

Specifically, accounts receivable are detailed as follows:
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Due from gold and silver sales	$323,570	$-
Other receivables	34,435	29,892
TOTAL	$358,005	$29,892

INVENTORIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
INVENTORIES [Text Block]	4. INVENTORIES

During the quarter ended June 30, 2012, we purchased gold and silver loaded on carbon from Waterton Global Value LP and processed it through our Adsorption Desorption and Refining (“ADR”) facility. The cost to buy the carbon consisted of a payable of $1,343,197 and a reversal of accounts receivable of $323,570 that Waterton Global Value LP owed the Company for a total cost of $1,666,767. During the three months ended June 30, 2012, the Company recorded an impairment to inventory of $60,531, based upon the estimated market value of carbon purchased.

At June 30, 2012, inventories were as follows:

	June 30, 2012	March 31, 2012
Material on leach pad inventory	$4,037,091	$4,245,418
Gold in carbon inventory	1,262,582	1,462,485
Doré in transit inventory	640,626	578,537
Supplies inventory	84,347	76,576
Total inventory costs	$6,024,646	$6,363,016

5. INVENTORIES

The recovery of gold and silver from certain oxide ores is achieved through the heap leaching process. Under this method, mineralized material is placed on leach pads where it is treated with a chemical solution, which dissolves the gold or silver contained in the material. The resulting “pregnant” solution is further processed in a plant where gold and silver are recovered. For accounting purposes, costs are added to material on leach pads based on average mining and leaching costs, including applicable depreciation, depletion and amortization relating to operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per recoverable ounce of gold or silver on the leach pad.

Estimates of recoverable gold or silver on the leach pads are calculated from the quantities of material placed on the leach pads (measured tons added to the leach pads), the grade of material placed on the leach pads (based on assay data) and an estimated recovery percentage (based on ore type). Although the quantities of recoverable gold or silver placed on the leach pads are reconciled by comparing the grades of material placed on pads to the quantities of gold or silver actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is regularly monitored and estimates are refined based on actual results over time. As of March 31, 2012 the Company had a limited operating history and actual results only over that short period of time. Due to this, estimates of recoverable gold and silver are based primarily on initial tests and only limited refinements derived from metallurgical balancing.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold or silver from a leach pad will not be known until the leaching process is concluded. The quantification of material inventory on the leach pad is based on estimates of the quantities of gold or silver at each balance sheet date that the Company expects to recover during the next 12 months.

At March 31, 2012, inventories were as follows:

March 31, 2012
Material on leach pad inventory	$4,245,418
Gold in carbon inventory	1,462,485
Gold in transit inventory	578,537
Supplies inventory	76,576
Total inventory costs	$6,363,016

PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

5. PROPERTY, PLANT AND EQUIPMENT

During the quarter ended June 30, 2012, the Company purchased assets in connection with the further development of the Borealis Project and also brought into service the ADR.

	June 30, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,823,272	$265,872	$7,557,400
Borealis asset retirement obligation	1,533,158	53,140	1,480,018
Leach pad	1,897,882	325,365	1,572,517
Plant	5,822,237	235,746	5,586,491
ADR	3,168,448	12,343	3,156,105
Equipment	963,900	312,749	651,151
Property, plant and equipment total costs	$21,208,897	$1,205,215	$20,003,682

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

Total depreciation, depletion and amortization for the quarter ended June 30, 2012, was $331,642.

During the three month period ended June 30, 2012, $35,799 of interest expense was capitalized to the Company’s construction of its ADR.

6. PROPERTY, PLANT AND EQUIPMENT

During year ended March 31, 2012, the Company purchased and constructed assets in connection with the construction of the Borealis Project and also began construction of the Adsorption Desorption and Refining (ADR) plant through the debt financing that was completed on July 27, 2011.

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

Total depreciation, depletion and amortization for the year ended March 31, 2012 was $654,988.

	March 31, 2011
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$1,890,166	$-	$2,651,069
Equipment	340,963	231,702	109,261
Property, plant and equipment total costs	$2,231,129	$231,702	$2,760,330

Total depreciation and amortization for the year ended March 31, 2011 was $51,919.

On June 6, 2011, the Company commenced construction of Phase 1A of the Borealis Project. The majority of construction of Phase 1A was completed late in the Company’s second quarter. Construction activities included building a new leach pad, barren and pregnant solution ponds, carbon columns, roads and infrastructure. Direct costs of materials, labor, equipment and supplies used in construction activities are capitalized during the period they are incurred. Additionally, certain indirect costs have been capitalized during the period. Interest expense of $292,496 was capitalized to the Borealis Project during the year ended March 31, 2012.

RECLAMATION BONDS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
RECLAMATION BONDS [Text Block]

6. RECLAMATION BONDS

At June 30, 2012 and March 31, 2012, reclamation bonds and deposits were as follows:

	June 30,	March 31,
	2012	2012
Reclamation bonds & deposits	$2,898,359	$2,839,559
Total	$2,898,359	$2,839,559

On June 30, 2012 the Company had $2,878,941 (March 31, 2012 - $2,820,141) on deposit to support performance bonds with the United States Forest Service. The Company also has a deposit with the Bureau of Land Management (“BLM”) for $19,418 (March 31, 2012 - $19,418), which partially supports its potential future obligations for reclamation during the Company’s exploration activities within the BLM area. These bonds are required in connection with the construction and further development of the Borealis Project and to perform infill drilling.

7. RECLAMATION BONDS

At March 31, 2012 and March 31, 2011, reclamation bonds and deposits were as follows:

	March 31,	March 31,
	2012	2011
Reclamation bonds & deposits	$2,839,559	$225,893
Total	$2,839,559	$225,893

On March 31, 2012 the Company had $2,820,141 (March 31, 2011 - $216,885) on deposit to support performance bonds with the United States Forest Service. The United States Forest Service reclamation bonds were increased during year ended March 31, 2012, by $2,603,256. The Company also has a deposit with the Bureau of Land Management (“BLM”) for $19,418 (March 31, 2011 - $9,008), which partially supports its potential future obligations for reclamation during the Company’s exploration activities within the BLM area. These bonds are required in connection with the construction of the Borealis Project and to perform infill drilling.

NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
NOTES PAYABLE [Text Block]

7. NOTE PAYABLE

Promissory note

The promissory note bears interest at 5% per annum payable monthly. Principal installments are due the last day of the month following the month production commenced and inventory was shipped offsite. Production and shipments commenced in October 2011 and the first principal installment was due on November 30, 2011. During the quarter ended June 30, 2012 the Company paid $213,193 in principal payments. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2013. The aggregate balance due on the note as of June 30, 2012 is $1,084,258.

8. NOTES PAYABLE:

Promissory notes

The promissory notes bear interest at 5% per annum payable monthly. Principal installments are due monthly, commencing on the date in which BMC is required to commence production royalty payments. Payments on the notes are interest only until production commences. During the year ended March 31, 2012 the Company paid $302,549 in principal payments. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2013. The aggregate balance due on the notes as of March 31, 2012 is $1,376,479.

The debt offering costs in connection with the Bridge Loan facility (see Note 11) totalled $312,549 paid in cash. Due to the closing of this facility at year end, no costs were yet amortized to interest expense.

ASSET RETIREMENT OBLIGATION	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
ASSET RETIREMENT OBLIGATION [Text Block]

8. ASSET RETIREMENT OBLIGATION

At June 30, 2012, and March 31, 2012, our asset retirement obligation was as follows:

	Three months	Year ended
	ended	March 31, 2012
	June 30, 2012
Asset retirement obligation, beginning of period	$1,675,877	$51,300
Incurred	-	-
Accretion	27,627	139,673
Additions and changes in estimates	-	1,484,904
Asset retirement obligation, end of period	$1,703,504	$1,675,877

The asset retirement obligation at June 30, 2012 was calculated based on estimated costs the Company expects to incur in order to reclaim certain disturbed acreage relating to exploration on the Borealis property. The asset retirement obligation at June 30, 2012 includes the Company’s estimate of reclamation costs for Phase 1A of the Borealis Heap Leach Project and in fill drilling.

9. ASSET RETIREMENT OBLIGATION

At March 31, 2012 and March 31, 2011, our asset retirement obligation was as follows:

	Year ended	Year ended
	March 31, 2012	March 31, 2011
Asset retirement obligation, beginning of period	$51,300	-
Incurred	-	$48,254
Accretion	139,673	3,046
Additions and changes in estimates	1,484,904	-
Asset retirement obligation, end of period	$1,675,877	$51,300

The asset retirement obligation at March 31, 2012 was calculated based on responsibilities the Company had to reclaim certain disturbed acreage relating to exploration on the Borealis property. The asset retirement obligation at March 31, 2012 includes the Company’s estimate of reclamation costs for Phase 1A of the Borealis Heap Leach Project and in fill drilling that commenced in the quarter ended December 31, 2011.

OPTION TO REDUCE ROYALTY	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
OPTION TO REDUCE ROYALTY [Text Block]

9. OPTION TO REDUCE ROYALTY

In August 2008, Gryphon and its wholly-owned subsidiary, Borealis Mining Company, entered into an option agreement with the lessors of the Borealis property to amend the mining lease for the Borealis Property to fix the previously gold price-based sliding scale royalty to a fixed 5% Net Smelter Royalty. Effective May 20, 2011, the Company exercised the option to fix the Net Smelter Return (NSR) royalty on its Borealis property at 5%.

Under the terms of the option agreement, as amended, Gryphon exercised the option by paying the lessors aggregate consideration of $7,000,000 (less the $250,000 previously paid by Gryphon to the lessors upon execution of the option agreement) as follows:

(a)	$150,000 in cash;

(b)	7,726,500 shares of common stock;

(c)	5% promissory notes in the aggregate principal amount of $1,600,000, due May 20, 2013, with installment payments due upon commencement of production on the Borealis property; and

(d)

5% convertible notes in the aggregate principal amount of $1,909,500, due May 20, 2014, convertible into shares of Gryphon common stock at $0.70 per share through May 20, 2012, $0.80 per share through May 20, 2013 and $0.90 per share through May 20, 2014.

Accordingly, at June 30, 2012 and at March 31, 2012, the Company’s mineral properties include the following payments made to the Borealis Property lessors:

	Three months	Year
	ended	ended
	June 30, 2012	March 31, 2012
Balance, beginning of period	$5,527,078	$760,903
Cash paid	-	175,000
Promissory notes payable	-	1,600,000
Convertible notes payable	-	1,909,500
Common stock issued	-	1,081,675
Balance, end of period	5,527,078	$5,527,078

On January 31, 2012, the Company was served with a complaint alleging breach of contract that was filed in the First Judicial District Court for the State of Nevada in Carson City by Borealis royalty holders, which include the Cavell Trust, Hardrock Mining Company and John W. Whitney. The royalty holders allege that monthly “advance royalties” which have been paid by Gryphon Gold are not recoverable from ongoing production royalties and are payable during the duration of the mining lease. Gryphon Gold has deducted previously paid “advance royalties” from production royalties payable under the Borealis mining lease agreement. At June 30, 2012, the Company had deducted $389,673 of previously paid advance royalties and has deposited the amount into a trust account. The trust account is not included on the Company’s balance sheet.

10. OPTION TO REDUCE ROYALTY

In August 2008, Gryphon and its wholly-owned subsidiary, Borealis Mining Company, entered into an option agreement with the lessors of the Borealis property to amend the mining lease for the Borealis Property to fix the previously gold price-based sliding scale royalty to a fixed 5% Net Smelter Royalty. Effective May 20, 2011, the Company exercised the option to fix the Net Smelter Return (NSR) royalty on its Borealis property at 5%.

Under the terms of the option agreement, as amended, Gryphon exercised the option by paying the lessors aggregate consideration of $7,000,000 (less the $250,000 previously paid by Gryphon to the lessors upon execution of the option agreement) as follows:

(a)	$150,000 in cash;

(b)	7,726,500 shares of common stock;

(c)	5% promissory notes in the aggregate principal amount of $1,600,000, due May 20, 2013, with installment payments due upon commencement of production on the Borealis property; and

(d)

5% convertible notes in the aggregate principal amount of $1,909,500, due May 20, 2014, convertible into shares of Gryphon common stock at $0.70 per share through May 20, 2012, $0.80 per share through May 20, 2013 and $0.90 per share through May 20, 2014.

Accordingly, at March 31, 2012 and at March 31, 2011, the Company’s mineral properties include the following payments made to the Borealis Property lessors:

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Balance, beginning of period	$760,903	$560,903
Cash paid	175,000	200,000
Promissory notes payable	1,600,000	-
Convertible notes payable	1,909,500	-
Common stock issued	1,081,675	-
Balance, end of period	$5,527,078	$760,903

On January 31, 2012, the Company was served with a complaint alleging breach of contract that was filed in the First Judicial District Court for the State of Nevada in Carson City by Borealis royalty holders which include the Cavell Trust, Hardrock Mining Company and John W. Whitney. The royalty holders allege that monthly “advance royalties” which have been paid by Gryphon Gold are not recoverable from ongoing production royalties and are payable during the duration of the mining lease. Gryphon Gold has deducted previously paid “advance royalties” from production royalties payable under the Borealis mining lease agreement. At March 31, 2012 the Company had deducted $125,874 of previously paid advance royalties and classified them in accrued liabilities. The Company believes the royalty holders claims are without merit and intends to vigorously defend against the claims.

LONG TERM DEBT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
LONG TERM DEBT [Text Block]

10. LONG TERM DEBT

Waterton bridge loan

On March 20, 2012, we entered into a Bridge Loan facility with Waterton Global LLC for $1,500,000. The loan was to be paid within 60 days or be subject to immediate repayment from the $15,000,000 Senior Credit Facility. Security for the loan was a perfected lien and a first priority security interest in all tangible and intangible properties and assets of Gryphon Gold. The loan accrued interest at a 15% rate and included a $30,000 structuring fee, $100,000 for legal and other expenses, as well as payment of 1,500,000 Series R Warrants, each entitling the lender to purchase one common share of Gryphon Gold stock at a strike price of $0.18 per share. The Series R Warrants were issued outside of our reporting currency therefore creating a liability. The fair value of the warrants on the date of the issue was $137,291, which was calculated based on the Black-Scholes model with a risk free interest rate of 0.62%, volatility of 88.06%, 1,095 days expected term, exercise price of $0.18 and a market price of $0.17. The warrants expire on March 20, 2015.

We repaid these debentures on April 20, 2012, with the Senior Credit Facility (see below).

Convertible notes

The convertible notes (see Note 9) bear interest at 5% per annum payable monthly. Monthly payments on the notes are due the first of each month commencing June 1, 2012. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2014. During the quarter ended June 30, 2012 the Company paid $106,083 in principal. The aggregate balance due on the notes as of March 31, 2012 is $1,803,417, which can be converted at a price of $0.80 until May 19, 2013 and $0.90 from May 20, 2013 to May 20, 2014.

Waterton Global Value LP – Senior Credit Facility

On April 18, 2012, the Company and its subsidiaries (“Company”) entered into a Senior Secured Gold Stream Non-Revolving Credit Facility (“Credit Facility”) with Waterton Global Value, LP (“Lender”). The Credit Facility provides for a $15 million non-revolving working capital facility. $15 million was advanced to the Company on April 19, 2012.

As part of the transaction, the Company has also entered into a gold and silver sale agreement (“Gold and Silver Supply Agreement”) with Lender, see Note 11.

Proceeds from the Credit Facility were used to retire the Company’s $1.5 million Bridge Loan with Lender entered into March 20, 2012; in addition to our C$3 million, 10% subordinated secured notes due July 28, 2012, and C$4.5 million, 10% subordinated secured notes due November 22, 2012, with residual to be used to develop the Borealis property.

On April 18, 2012, we entered into a Senior Secured Gold Stream non-revolving credit facility (the “Senior Facility”), with Waterton Global Value, LP, by its Investment Manager, Altitude Management Ltd. in the aggregate amount of $15,000,000. The full $15,000,000 was advanced to us on April 19, 2012, and we used the proceeds to pay off the Bridge Loan of $1,500,000 entered into with Waterton in March 20, 2012, as well as our C$3,000,000 10% subordinated secured notes, due in July of 2013, and our C$4,500,000 10% subordinated secured notes, due November 27, 2013. The Senior Facility loan bears interest at 5% per annum and is repayable in 12 equal monthly installments commencing in May 2013. The amount of individual monthly repayments will be based on a formula using 80% of the gold spot price as the value of the gold (or cash equivalent) to be delivered to Waterton. On each repayment date, we may pay the amount in gold to Waterton’s gold account, or, if requested by Waterton, pay the amount in cash. The loan is secured by a first priority lien on the assets of Gryphon Gold and BMC.

We paid Waterton a non-refundable structuring fee equal to 1% of the principal amount and issued Waterton 14,062,500 Series T Warrants, exercisable to acquire shares of common stock at a price of C$0.16 per share until April 18, 2015.

The fair value of the warrants issued to note holders and brokers pursuant to the Senior Facility was $1,039,566, which was calculated using Black-Scholes model with a risk free interest rate of 0.40%, volatility of 87.35%, 1,095 days expected term and an exercise and market price of C$0.16 per share. This relative fair value resulted in a discount to the notes payable and will be amortized over the 24-month term of the notes and as at June 30, 2012, $105,380 had been amortized and charged to interest expense.

The debt offering costs in connection with the Senior Facility totaled $585,091 and at June 30, 2012, $55,466 was amortized and charged to interest expense and $37,921 charged to expense related to the warrant derivative.

The Credit Facility requires the Company to comply with various financial and non-financial covenants. The financial covenants include unaudited quarterly financial statements, annual audited financial statements, proxy statements, and any material reports. Within 10 days after the end of each calendar month, the Company shall submit to Lender a written report concerning its business and activities. Pursuant to a series of guarantees, security agreements, deed of trust, and a stock pledge agreement, the senior obligations are secured by a first priority lien on the stock of the Company and the Company’s assets.

As part of the Senior Facility, we entered into a Gold and Silver Supply Agreement (see Note 11) with Waterton whereby Waterton has the right to purchase all of the gold and silver produced by BMC at the Borealis property. The Gold and Silver Supply agreement is effective from the closing date of the Senior Facility until the Borealis Property ceases operations.

As of June 30, 2012, $12.5 million was classified as long-term debt and $2.5 million as current.

11. LONG TERM DEBT

July 27, 2011 debt offering

On July 27, 2011, we closed a $3,169,514 debt offering of units at a price of $1,000 CAD per unit. The offering was led by Acumen Capital Finance Partners Limited in Canada and by Roth Capital Partners in the United States. Each unit consists of $1,000 CAD principal amount of 10% secured subordinated debentures maturing July 28, 2012 and 1,500 Series P. Each warrant entitles the holder thereof to purchase one share of common stock at a price of $0.20 USD per share until January 27, 2013. We also issued each of Acumen and Roth 112,500 Broker Warrants exercisable to acquire shares of common stock at a price per share of US$0.20, until January 27, 2013. The debentures bear interest from the date of issue at 10.0% per annum, payable quarterly on March 31, June 30, September 30, and December 31 of each year commencing on September 30, 2011. The debentures were issued under the Trust indenture, which contains customary terms, conditions and covenants. The debentures were collateralized by a pledge of shares of BMC and a general security interest in the assets of Gryphon Gold. We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15).

The fair value of the warrants issued to note holders and brokers pursuant to the July 2011 offering was $383,670, which was calculated using Black-Scholes model with a risk free interest rate of 0.30%, volatility of 86.59%, 549 days expected term and an exercise and market price of $0.20 per share. This relative fair value resulted in a discount to the notes payable and will be amortized over the twelve-month term of the notes and as at March 31, 2012, $261,737 had been amortized and charged to interest expense.

The debt offering costs in connection with the notes payable transaction closed on July 27, 2011 totaled $405,520 paid in cash and as at March 31, 2012, $246,770 was amortized and charged to interest expense.

November 22, 2011 debt offering

On November 22, 2011 we closed another $4.3 million debt offering of units. The offering was led by Acumen Capital Finance Partners Limited in Canada and by Roth Capital Partners in the United States. Each unit consists of $1,000 CAD principal amount of 10% secured subordinated debentures maturing November 23, 2012 and 750 Series Q Warrants. Each warrant entitles the holder thereof to purchase one share of common stock at a price of $0.40 USD per share until May 22, 2013. The debentures bear interest from the date of issue at 10.0% per annum, payable quarterly on March 31, June 30, and September 30. The debentures were issued under a Trust Indenture, which contains terms, conditions, covenants and restrictive covenants, including restrictive covenants that limited our ability to issue equity and debt securities. The debentures were secured by a pledge of the shares of BMC and a general security interest in our assets which was subordinate to the collateralized interest granted to holders of the debentures issued on July 27, 2011. We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15). The fair value of the warrants issued to note holders and brokers pursuant to the November 2011 offering was $308,379, which was calculated using Black-Scholes model with a risk free interest rate of 0.40%, volatility of 84.11%, 548 days expected term and an exercise and market price of $0.2794 per share. This valuation was recorded as a discount to the notes payable and will be amortized over the twelve-month term of the notes and as at March 31, 2012 $110,679 had been amortized and charged to interest expense.

The debt offering costs in connection with the notes payable transaction closed on November 22, 2011 $424,067 paid in cash as at March 31, 2012, $138,618 was amortized and charged to interest expense.

Acumen and Roth Capital were paid a cash commission of 6.5% of the gross proceeds of the July and November offerings.

Waterton bridge loan

On March 20, 2012, we entered into a Bridge Loan facility with Waterton Global LLC for $1,500,000. The loan was to be paid within 60 days or be subject to immediate repayment from the $15,000,000 Senior Credit Facility. Security for the loan was a perfected lien and a first priority security interest in all tangible and intangible properties and assets of Gryphon Gold. The loan accrued interest at a 15% rate and included a $30,000 structuring fee, $100,000 for legal and other expenses, as well as payment of 1,500,000 Series R Warrants, each entitling the lender to purchase one common share of Gryphon Gold stock at a strike price of $0.18 per share. The Series R Warrants were issued outside of our reporting currency therefore creating a liability. The fair value of the warrants, $137,291, was calculated based on the Black-Scholes model with a risk free interest rate of 0.62%, volatility of 88.06%, 1,095 days expected term, exercise price of $0.18 and a market price of $0.17. The warrants expire on March 20, 2015.

We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15).

Loss on modification of debt

In conjunction with the bridge loan, the note holders of the July and November 2011 debentures were issued an aggregate total of 14,955,308 warrants exercisable at a price of $0.16 with a term of 18 months. The fair value of the warrants issued to the note holders pursuant to the Bridge Loan facility was $912,274, which was calculated using Black-Scholes model with a risk free interest rate of 0.62%, volatility of 72.52%, 549 days expected term and an exercise price of $0.16 and market price of $0.17 per share. The note holders were issued these warrants in return for the forbearance of the debt covenants which created a substantial modification in the terms of the notes. In addition $358,413 of deferred debt offering costs and $319,634 of debt discount were included in the total loss on modification of debt which was $1,590,321 for the year ended March 31, 2012. This is captured as a loss modification of debt on our Statement of Operations.

Convertible notes

The convertible notes (see Note 10) bear interest at 5% per annum payable monthly. Monthly payments on the notes are interest only for a period of 12 months from the commencement of the construction of the mine. Subsequent to the twelve-month period, the notes are payable in monthly installments of principal and interest. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2014. The aggregate balance due on the notes as of March 31, 2012 is $1,909,500.

GOLD AND SILVER SUPPLY AGREEMENT	3 Months Ended
Jun. 30, 2012
GOLD AND SILVER SUPPLY AGREEMENT [Text Block]

11. GOLD AND SILVER SUPPLY AGREEMENT

On April 18, 2012, in connection with the Credit Facility, the Company entered into a gold and silver supply agreement (“Supply Agreement”) to sell refined gold and silver to Waterton Global Value, LP until operations on the Borealis property cease. The sales price for refined gold and silver is based upon the market price for each respective metal.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
CAPITAL STOCK [Text Block]

12. CAPITAL STOCK

[a]	Authorized capital stock consists of 250,000,000 common shares with a par value of $0.001 per share and 15,000,000 preferred shares with a par value of $0.001 per share.

[b]	Warrants:

The following table summarizes information about warrants outstanding and exercisable as at June 30, 2012:

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
3,250,000	0.6	$0.30	January 21, 2013
4,725,000	0.6	$0.20	January 27, 2013
3,359,250	0.9	$0.40	May 22, 2013
2,226,500	1.4	$0.30	November 13, 2013
1,500,000	2.7	C$0.186	March 19, 2015
14,955,308	1.3	$0.164	October 20, 2013
14,062,500	2.8	C$0.16	April 19, 2015
44,078,558	1.5	$0.20 *

* Based on the June 30, 2012 exchange rate of Cdn$0.9822 equals US$1.

[c]        Stock Options:

2006 Omnibus Incentive Plan

The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which generally equals the vesting period. The Company’s total employees are relatively few in number and turnover is considered minimal, therefore the Company currently estimates forfeitures to be 20%. Estimate of forfeitures is reviewed on a quarterly basis. Stock-based compensation is expensed on a straight-line basis.

On September 8, 2011, at the annual general meeting of the shareholders, the shareholders approved an increase in the number of shares of common stock issuable pursuant to the grant of stock options under the Omnibus Incentive Plan. After the shareholders approved the increase, the 2006 Omnibus Incentive Plan authorizes us to grant 12,000,000 options of common stock and 1,000,000 restricted stock units.

The Company recorded total stock-based compensation expense related to stock options and restricted stock units as follows:

	Three months	Three months
	ended June 30,	ended June 30,
	2012	2011

Management, Board of Directors, and employees expense	$85,144	$11,187
Consulting expense	5,439	7,321
Total	$90,583	$18,508

Stock option activity

The following table summarizes the Company’s stock option activity (excluding options issued to a consultant, above) for quarter ended June 30, 2012:

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2012	6,242,500	$0.30 *
Granted	250,000	$0.14
Exercised	-	-
Forfeited	(820,000)	$0.67 *
Total outstanding at June 30, 2012	5,672,500
Vested and exercisable at June 30, 2012	5,242,500	0.24 *

* Based on the March 31, 2012 exchange rate of Cdn$0.9822 equals US$1.

The weighted-average grant-date fair value of the options granted in the quarter ended June 30, 2012 was $0.14.

The intrinsic value of exercisable stock options at June 30, 2012 was $40,693 and the weighted average term of the remaining exercisable options is 2.6 years.

The 250,000 options granted in the quarter ended were granted to an executive of the Company and will vest over the course of this fiscal year.

Valuation assumptions

Compensation and consulting expense recorded in the consolidated financial statements has been estimated using the Black-Scholes option-pricing model. The weighted average assumptions used in the pricing model include:

	3 Months	3 Months
	ended	ended
	June 30, 2012	June 30, 2011

Dividend yield	0%	0%
Expected volatility	87.35%	11.26%
Risk free interest rate	0.42%	0.78%
Expected lives	3 years	3 years

The risk-free interest rate was determined based on the rate at the time of grant for US government zero-coupon bonds for a 2-3-year term, which is a term equal to the estimated life of the option. Dividend yield was based on the stock option’s exercise price and expected annual dividend rate at the time of grant. Volatility was derived by measuring the average share price fluctuation of the Company’s stock. The period of historical volatility is the same period as the expected life of the options being three years.

[d] Restricted stock units (“RSUs”):

The RSU grants entitle the recipient to receive shares of common stock of the Company upon vesting. The RSU grants can vest immediately or over a period for up to five years.

The following table summarizes information about RSUs outstanding as at June 30, 2012:

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at June 30, 2012	1,116,170	940,920	132,750	42,500	—

All issued restricted stock units have vested.

12. CAPITAL STOCK

[a]	Authorized capital stock consists of 250,000,000 common shares with a par value of $0.001 per share and 15,000,000 preferred shares with a par value of $0.001 per share.

On May 20, 2011, the Company issued 7,726,250 common shares in connection with the exercise of the option to reduce the royalty (see Note 10). The shares were valued at $1,081,675, which was based upon the fair value of the shares on the date of exercise.

On May 24, 2011, the Company issued 89,060,000 common shares in connection with a public offering for net cash proceeds of $9,601,639, after offering costs of $1,466,723.

During the quarter ended December 31, 2011, 150,000 options were exercised for proceeds of $20,080.

During the quarter ended December 31, 2011, 183,500 warrants were exercised for proceeds of $45,874.

[b]	Warrants:

The following table summarizes information about warrants outstanding and exercisable as at March 31, 2012:

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
732,215	0.2	$0.20	June 16, 2012
3,250,000	0.7	$0.30	January 21, 2013
4,725,000	0.7	$0.20	January 27, 2013
3,359,250	1.1	$0.40	May 22, 2013
2,226,500	1.5	$0.30	November 13, 2013
1,500,000	3.0	C$0.186	March 19, 2015
14,955,308	1.5	$0.164	October 20, 2013
30,748,273	1.3	$0.25

[c]	Stock options:

2006 Omnibus Incentive Plan

The Plan is administered by the Compensation Committee, which has full and final authority with respect to the granting of options there under. Options may be granted under the Plan to such directors, officers, employees or consultants of Gryphon Gold and its subsidiaries as the Compensation Committee may from time to time designate (referred to as a “participant”). Each option will generally entitle a participant to purchase one share of common stock during the term of the option upon payment of the exercise price. The exercise price of any options granted under the Plan shall be determined by the Compensation Committee and may not be less than the market price of our common stock on the date of grant of the options (calculated in accordance with the rules of the Toronto Stock Exchange as the volume weighted average trading price for the five trading days preceding the date of grant). Gryphon Gold may provide financial assistance to eligible persons to purchase shares of common stock under the Plan, subject to applicable law and the rules and policies of any securities regulatory authority or stock exchange with jurisdiction over the Corporation or a trade in its securities. Any financial assistance so provided will be repayable with full recourse and the term of any such financing shall not exceed the term of the option to which the financing applies.

The term of any options granted shall be determined by the Compensation Committee at the time of the grant but the term of any options granted under the Plan shall not exceed ten years. If desired by the Compensation Committee, options granted under the Plan may be subject to vesting provisions. Options granted under the Plan are not transferable or assignable other than by will or otherwise by operation of law. In the event of death or disability of an option holder, options granted under the Plan vest immediately if unvested and expire one year from the death or disability of the option holder.

Certain restrictions contained in the Plan include:

  the number of shares of common stock which may be issued pursuant to the Plan (or any other employee related plan or options for service) to any one person may not exceed 5% of all the common shares issued and outstanding on a non-diluted basis from time to time; and

  the number of shares of common stock which may be issued pursuant to the Plan (or any other employee-related plan or options for services) to insiders (as defined in the rules of the Toronto Stock Exchange to include generally directors, senior officers of Gryphon Gold or its subsidiaries or shareholders who own more than 10% of our common stock) during any twelve month period may not exceed 10% of the common stock issued and outstanding on a non-diluted basis from time to time (unless approval of disinterested shareholders has been obtained in accordance with the rules of the Toronto Stock Exchange).

  the number of shares of common stock which may be reserved for issuance in respect of options granted to insiders pursuant to the Plan (or any other employee-related plan or options for service) may not exceed 10% of the common stock issued and outstanding on a non-diluted basis from time to time unless approval of disinterested shareholders has been obtained in accordance with the rules of the Toronto Stock Exchange).

Our Board of Directors may at any time terminate or amend the Plan in any respect, provided however, that the Board may not, without the approval of the shareholders, amend the Plan or any option granted thereunder in any manner that requires shareholder approval under applicable law or the rules and policies of any stock exchange or quotation system upon which the common shares are listed or quoted.

The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which generally equals the vesting period. The Company’s total employees are relatively few in number and turnover is considered minimal, therefore the Company currently estimates forfeitures to be 20%. Estimate of forfeitures is reviewed on a quarterly basis. Stock-based compensation is expensed on a straight-line basis over the requisite service period.

On September 8, 2011, at the annual general meeting of the shareholders, the shareholders approved an increase in the number of shares of common stock issuable pursuant to the grant of stock options under the Omnibus Incentive Plan. After the shareholders approved the increase, the 2006 Omnibus Incentive Plan authorizes us to grant 12,000,000 options of common stock and 1,000,000 restricted stock units.

The Company recorded total stock-based compensation expense related to stock options and restricted stock units as follows:

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Management salaries	$259,173	$122,375
Consulting expense	18,110	62,035
Total	$277,283	$184,410

Stock option activity

The following table summarizes the Company’s stock option activity (excluding options issued to a consultant, above) for year ended March 31, 2012:

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2011	4,917,500	$0.41 *
Granted	2,315,000	$0.26
Exercised	(150,000)	$0.13
Forfeited	(840,000)	$0.81 *
Total outstanding at March 31, 2012	6,242,500	$0.30 *
Vested and exercisable at December 31, 2011	5,390,000	$0.31 *

* Based on the March 31, 2012 exchange rate of Cdn$1 equals US$1.0025.

The weighted-average grant-date fair value of the options granted in the year ended March 31, 2012 was $0.16.

The intrinsic value of options exercised during the year ended March 31, 2012 was $25,819. The intrinsic value of exercisable stock options at March 31, 2012 was $76,553 and the weighted average term of the remaining exercisable options is 2.6 years.

Out of the 2,315,000 granted during the year ended March 31, 2012, 150,000 were granted to a consultant, the remaining were granted to employees and directors.

Valuation assumptions

Compensation and consulting expense recorded in the consolidated financial statements has been estimated using the Black-Scholes option-pricing model. The weighted average assumptions used in the pricing model include:

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Dividend yield	0%	0%
Expected volatility	90%-112%	99% -119%
Risk free interest rate	0.31%-0.78%	0.52% -1.62%
Expected lives	3 years	2 - 3 years

The risk-free interest rate was determined based on the rate at the time of grant for US government zero-coupon bonds for a 2-3-year term, which is a term equal to the estimated life of the option. Dividend yield was based on the stock option’s exercise price and expected annual dividend rate at the time of grant. Volatility was derived by measuring the average share price fluctuation of the Company’s stock. The period of historical volatility is the same period as the expected life of the options being three years.

[d]	Restricted stock units (“RSUs”):

The RSU grants entitle the recipient to receive shares of common stock of the Company upon vesting. The RSU grants can vest immediately or over a period for up to five years.

The following table summarizes information about RSUs outstanding as at March 31, 2012:

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at March 31, 2012	1,116,170	940,920	132,750	42,500	—

All issued restricted stock units have vested.

COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
COMMITMENTS & CONTINGENCIES [Text Block]

13. COMMITMENTS & CONTINGENCIES

[a] A portion of the Borealis Property is subject to a mining lease. The Company was required to make advanced royalty payments monthly of $10,205, adjusted annually based on the Consumer Price Index. In addition, production of precious metals from the Borealis Property are subject to the payment of a royalty under the terms of the mining lease. The Company deducts advance royalty payments from production royalties due under the mining lease, pursuant to the mining lease. The Company’s royalty holders have disputed this practice (see Note 9]. The Company is currently preparing a response to their complaint.

[b] The Company rents office space in Vancouver, BC for a 5-year term, commencing September 2008 (which has been sub-lease, refer to “Contractual obligations”), office space in Hawthorne, Nevada for a one year term, and office space in Carson City, Nevada for a three year term. The following are the remaining rental lease commitments in relation to the office leases:

June 30,
FY2013	$89,775
FY2014	67,518
FY2015	9,619
Total	$116,912

13. COMMITMENTS & CONTINGENCIES

[a] A portion of the Borealis Property is subject to a mining lease. The Company was required to make advanced royalty payments monthly of $10,205, adjusted annually based on the Consumer Price Index. In addition, production of precious metals from the Borealis Property are subject to the payment of a royalty under the terms of the mining lease. The Company deducts advance royalty payments from production royalties due under the mining lease, pursuant to the mining lease. The Company’s royalty holders have disputed this practice (see Note 10]. The Company is currently preparing a response to their complaint.

[b] The Company rents office space in Vancouver, BC for a 5-year term, commencing September 2008 (which has been sub-lease, refer to “Contractual obligations”), office space in Hawthorne, Nevada for a one year term, and office space in Carson City, Nevada for a three year term. The following are the remaining rental lease commitments in relation to the office leases:

March 31,
FY2012	$1,200
FY2013	104,275
FY2014	65,891
FY2015	9,619
Total	$180,985

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES [Text Block]

14. INCOME TAXES

No tax provision has been recorded for the years ended March 31, 2012 or 2011. Significant components of the Company’s deferred tax balances are as follows:

	2012	2011
	$	$
Deferred tax assets
Net operating loss carryforwards	10,707,591	9,300,024
Inventory	224,422	-
Mineral property basis	302,350	323,391
Permitting & feasibility costs	1,425,913	1,393,222
Exploration costs	1,599,132	2,049,905
Stock compensation	1,121,491	1,029,390
Reclamation costs	(3,025)	1,960
Equipment	(41,234)	12,765
Debt issue costs and discounts	237,316	-
Donations	3,963	826
Unrealized foreign exchange loss	1,529	265
Unrealized losses on marketable securities	-	(9,982)
Accrued compensation not paid by June 15	28,381	6,755
Accrued sub-lease loss	4,715	11,084
Capital losses	43,334	53,342
Total deferred tax assets	15,655,878	14,172,947
Valuation allowance	(15,655,878)	(14,172,947)
Net deferred tax assets	-	-
Deferred tax liabilities
Equipment	-	-
Prepaid expenses	-	-
Total deferred tax liabilities	-	-

The potential income tax benefits relating to the deferred tax assets have not been recognized in the consolidated financial statements as their realization did not meet the requirements of “more likely than not” under the liability method of tax allocation. Accordingly, no deferred tax assets have been recognized as at March 31, 2012 and 2011. The reconciliation of income taxes attributable to continuing operations computed at the statutory income tax rate of 35.34% [2011 – 35.34%] is as follows:

	March 31,		March 31,
	2012		2011
Tax at statutory rates	(1,792,480)	35%	$(961,762)	35.00%
State taxes, net of federal benefit	-	-	(9,343)	0.34%
Meals and entertainment and other	326,190	6.37%	13,572	-0.49%
Change in valuation allowance	1,466,290	-28.63%	957,533	-34.85%
State tax rate adjustment	-	0.00%	-	0.00%
		0.00%	$-	0.00%

At March 31, 2012 the Company has operating losses of approximately $30.6 million [2011 - $26.3 million] in the United States available for future deduction from taxable income and which expire in various amounts from 2024 through 2031. The Company also had state tax-basis net operating loss carryforwards totaling $8.9 million [2011 -$8.9 million], which will expire in various amounts from 2023 through 2031. In addition, the Company had capital losses of $123,810 for 2012 and $152,331 in 2011, which will expire in various amounts from 2013 and 2015.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUBSEQUENT EVENTS [Text Block]	14. SUBSEQUENT EVENTS On July 26, 2012, our Chief Financial Officer resigned. Chief Executive Officer, James T. O’Neil Jr. has resumed the role of Interim Chief Financial Officer.

15. SUBSEQUENT EVENTS

On April 18, 2012, we entered into a Senior Secured Gold Stream non-revolving credit facility with Waterton Global Value, LP, by its Investment Manager, Altitude Management Ltd. (the “Senior Facility”), in the aggregate amount of $15,000,000. The full $15,000,000 was advanced to us on April 19, 2012, and we used the proceeds to pay off the Bridge Loan of $1,500,000 entered into with Waterton in March 20, 2012, as well as our C$3,000,000 10% subordinated secured notes, due in July of 2013, and our C$4,500,000 10% subordinated secured notes, due November 27, 2013. The Security Facility loan bears interest calculated at 5% per annum and is repayable in 12 equal monthly installments commencing in May of 2013. The amount of monthly repayments will be based on a formula using 80% of the gold spot price as the value of the gold (or cash equivalent) to be delivered to Waterton. On each repayment date, we may pay the amount in gold to Waterton’s gold account, or, if requested by Waterton, pay the amount in cash. The Senior Facility bears an interest rate at 5% per annum. The loan is secured by a first priority charge on the assets of Gryphon Gold and BMC.

We paid Waterton a non-refundable structuring fee equal to 1% of the draw-down amount and issued Waterton 14,062,500 Series T Warrants, exercisable to acquire shares of common stock at a price of C$0.16 per share until April 18, 2015.

As part of the Senior Facility, we entered into a Gold and Silver Supply Agreement with Waterton whereby Waterton has the right to purchase all of the gold and silver produced by BMC at the Borealis property. The Gold and Silver Supply agreement is effective from the closing date of the Senior Facility until the Borealis Property ceases operations.

SUPPLEMENTAL CASH FLOW DISCLOSURES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUPPLEMENTAL CASH FLOW DISCLOSURES [Text Block]

15. SUPPLEMENTAL CASH FLOW DISCLOSURES

Non-cash investing and financing activities:

	June 30, 2012	June 30, 2011
Capitalized construction in progress purchased with accounts payable	$568,652	$771,131
Accounts receivable paid through purchase of carbon	323,570	-
Issuance of derivative warrants	1,039,566	-
Carbon inventory purchased with accounts payable	1,343,197	-
Bridge loan paid with senior credit facility debt	1,500,000
Subordinated secured notes paid with senior credit facility	7,480,675
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%		1,081,675
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%		3,509,500

16. SUPPLEMENTAL CASH FLOW DISCLOSURES

	March 31, 2012	March 31, 2011
Interest paid, net of amount capitalized	$514,202	$8,917
Non-cash investing and financing activities:
	March 31, 2012	March 31, 2011
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%	$1,081,675	-
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%	3,509,500	-
Capitalized construction in progress purchased with accounts payable	1,615,603
Financed equipment	29,184
Shares issued for settlement of accounts payable	-	$60,000
Extinguishment of note payable by sale of discontinued operations	-	2,180,587
Share consideration paid to former owners of discontinued operations		270,000
Issuance of 550,000 shares of common stock to a consultant	-	126,500
Issuance of stock options to a consultant	-	69,355

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Basis of Presentation [Policy Text Block]

Basis of Presentation

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full fiscal year ending March 31, 2013.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended March 31, 2012.

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Borealis Mining Company. All intercompany transactions and balances have been eliminated.

Loss per share [Policy Text Block]

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

Cash and cash equivalents [Policy Text Block]		Cash and cash equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less when acquired to be cash equivalents.
Fair value measurements [Policy Text Block]

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance June 30,	Balance March 31,	Input
	2012	2012	Hierarchy level

Cash and cash equivalents	$4,533,261	$602,343	Level 1
Reclamation bond and deposits	$2,898,359	$2,839,559	Level 1
Warrant liabilities	$759,081	$137,291	Level 2

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance March 31,	Balance March 31,	Input
	2012	2011	Hierarchy level
Cash and cash equivalents	$602,343	$837,457	Level 1
Reclamation bond and deposits	$2,839,559	$225,893	Level 1
Warrant liability	$137,291	$-	Level 3

Derivative financial instruments [Policy Text Block]

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At June 30, 2012, the Company had warrant derivative liabilities of $759,081, which are valued on a recurring basis and related to warrants issued to a debt holder that are exercisable in a currency other than the Company’s reporting currency.

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At March 31, 2012 the Company had a warrant derivative liability of $137,291, which is valued on a recurring basis.

Use of estimates [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of any contingent assets and liabilities as at the date of the consolidated financial statements as well as the reported amounts of expenses incurred during the period. Significant areas requiring the use of management estimates include the determination of potential impairments of asset values, calculation of deferred incomes taxes, inventories, asset retirement obligations estimates, the calculation of fair values of options and warrants, and rates for depreciation of plant and equipment. Actual results could differ from those estimates.

Financial instruments [Policy Text Block]

Financial instruments

The Company’s financial instruments consist of cash, accounts and note receivable, accounts payable, accrued liabilities, notes payable, and debt. The Company has cash, which consists of cash held on deposit at major financial institutions. Accounts and notes receivable are recorded at amortized cost. The accounts payable and accrued liabilities have been designated as other financial liabilities and are also recorded at amortized cost. Long-term debt and notes payable approximate fair value at year end based on the terms of the notes.

Financial risk is the risk arising from the fluctuations in foreign currency exchange rates. The Company does not use any derivative or hedging instruments to reduce its exposure to fluctuations in foreign currency exchange rates or metal prices.

Reclamation bonds and deposits [Policy Text Block]

Reclamation bonds and deposits

The Company, under the terms of its mining and exploration permits has deposit requirements and bonding agreements with certain regulatory agencies. The Company’s reclamation bonds and deposits are classified as long-term assets.

Mineral property acquisition costs [Policy Text Block]

Mineral property acquisition costs

The costs of acquiring mineral properties are capitalized and are amortized over the estimated ore reserves of such properties following the commencement of production or expensed if it is determined that the mineral property has no future economic value or the properties are sold or abandoned.

Cost includes cash consideration and the fair market value of shares of common stock issued on the acquisition of mineral properties. Properties acquired under option agreements, whereby payments are made at the sole discretion of the Company, are capitalized at such time as the payments are made.

The recoverable amounts for mineral properties is dependent upon the existence of economically recoverable reserves; the acquisition and maintenance of appropriate permits, licenses and rights; the ability of the Company to obtain financing to complete the exploration and development of the properties; and upon future profitable production or alternatively upon the Company’s ability to recover its spent costs from the sale of its interests. The capitalized amounts may be written down if potential future net cash flows, including potential sales proceeds, related to the property are estimated to be less than the carrying value of the property.

Exploration and development costs [Policy Text Block]

Exploration and development costs

Exploration costs are expensed as incurred. When it is determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration and development costs related to such reserves incurred after such determination are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over the estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The U.S. dollar is the functional currency of the Company. Transactions involving foreign currencies for items included in operations are translated into U.S. dollars using the monthly average exchange rate; monetary assets and liabilities are translated at the exchange rate prevailing at the consolidated balance sheet date and all other consolidated balance sheet items are translated at the historical rates applicable to the transactions that comprise the amounts. Translation gains and losses are included in the determination of net income (loss).

Revenue Recognition [Policy Text Block]

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred either physically or through an irrevocable written transfer notice authorizing the transfer of metals to the buyer’s account, and no related obligations remain and collectability is probable.

Sales of metals products are recorded net of charges from the buyer for treatment, refining, smelting losses, and other negotiated charges. Costs charged by smelters include a metals payable fee, fixed treatment, transaction fees and refining costs per ton of product. Estimated prices of gold or silver shipped in the form of doré will be settled as the settlement occurs after delivery.

Revenue Recognition

Sales of all metals products are recorded as revenues when title and risk of loss transfer to the purchaser. Sales to the purchaser are recorded net of charges for treatment, refining, smelting losses, and other charges negotiated by us with the purchaser.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that results from the acquisition, construction, development or normal use of the assets with a corresponding increase in the carrying amount of the related long-lived asset. This amount is then depreciated over the estimated useful life of the asset. Over time, the liability is increased to reflect an interest element considered in its initial measurement at fair value.

Trade accounts receivable [Policy Text Block]

Trade accounts receivable

Trade accounts receivable are carried at original invoice amount less an estimate for doubtful accounts. Management determines the allowance by regularly evaluating individual customer receivables and considering a customer\'s financial condition, credit history and current economic conditions. Trade receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as income when received.

Property, Plant and Equipment [Policy Text Block]

Property, plant and equipment

Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of the pad, processing plant and related infrastructure developments.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). When assets are constructed by the Company an estimated amount of interest cost based upon the Company’s cost of capital is capitalized to the constructed asset.

Depreciation, Depletion and Amortization — Capitalized costs are depreciated or depleted using the straight-line method or units-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives range from 1 to 6 years, but do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Impairment of Long-lived Assets – The Company evaluates its properties for impairment when circumstances or events occur that may impact the fair value of the assets. The fair value of property is primarily evaluated based upon the present value of expected revenues directly associated with those assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value.

Inventories [Policy Text Block]

Inventories

Material on Heap Leach Inventory

The recovery of gold and silver from certain oxide ores is achieved through the heap leaching process. Under this method, mineralized material is placed on leach pads where it is treated with a chemical solution, which dissolves the gold or silver contained in the material. The resulting “pregnant” solution is further processed in a plant where gold and silver are recovered. For accounting purposes, costs are added to material on leach pads based on average mining and leaching costs, including applicable depreciation, depletion and amortization relating to operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per recoverable ounce of gold or silver on the leach pad.

Estimates of recoverable gold or silver on the leach pads are calculated from the quantities of material placed on the leach pads (measured tons added to the leach pads), the grade of material placed on the leach pads (based on assay data) and an estimated recovery percentage (based on ore type). Although the quantities of recoverable gold or silver placed on the leach pads are reconciled by comparing the grades of material placed on pads to the quantities of gold or silver actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is regularly monitored and estimates are refined based on actual results over time. As of June 30, 2012, the Company had a limited operating history and actual results only over that short period of time. Due to this, estimates of recoverable gold and silver are based primarily on initial tests and only limited refinements derived from metallurgical balancing.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold or silver from a leach pad will not be known until the leaching process is concluded. The quantification of material inventory on the leach pad is based on estimates of the quantities of gold or silver at each balance sheet date that the Company expects to recover during the next 12 months.

Inventories

Material on Heap Leach Inventory

The Company records recoverable material on the heap leach pad, gold doré, and saleable gold on carbon at average cost, less provisions required to reduce inventory to net realizable value. Costs capitalized to in process and finished goods inventory include the cost of mineralized material processed; direct and indirect materials and consumables; direct labor; repairs and maintenance; utilities; amortization of property, plant and equipment; and local mine administrative expenses.

Supplies Inventory

Mine operating supplies are recorded at the lower of purchase cost or net realizable value. The Company records provisions to reduce inventory to net realizable value to reflect changes in economic factors that impact inventory value or to reflect present intentions for the use of slow moving and obsolete supplies inventory.

Income taxes [Policy Text Block]

Income taxes

Income taxes are recognized in accordance with ASC 740 Income Taxes, whereby deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has assessed its tax positions and has determined that it has not taken a position that would give rise to an unrecognized tax liability being reported. In the event that the Company is assessed penalties and or interest; penalties will be charged to other operating expense and interest will be charged to interest expense.

Stock-based compensation [Policy Text Block]

Stock-based compensation

The Company recognizes stock-based compensation expense based on the fair value of the stock options on the date of grant. The fair value of the stock options at the date of grant is amortized over the vesting period, with the offsetting credit to additional paid in capital.

The Company uses a Black-Scholes option-pricing model for fair value measurement of options. This model was independently developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differ from the Company’s stock option awards. Option pricing models require the input of highly subjective assumptions, including future stock price volatility and expected time until exercise, which greatly affect the calculated values. Changes in these assumptions can materially affect the fair value estimate and therefore it is management’s view that the existing models do not necessarily provide a single reliable measure of the fair value of the Company’s equity instruments.

The Company recognizes stock-based compensation expense based on the grant date fair value of the award on a straight-line basis over the requisite service period of the individual grants, which generally equals the vesting period. The grant date fair value of the restricted stock unit is calculated using the closing price of the Company’s common stock on the date of the grant.

New accounting pronouncements [Policy Text Block]

NEW ACCOUNTING PRONOUNCEMENTS

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance related to testing goodwill for impairment. This guidance provides that entities may first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a more than 50% likely result that the fair value of a reporting unit is less than the carrying amount, then the entity must continue to apply the two-step impairment test. If the entity concludes the fair value exceeds the carrying amount, then neither of the two steps in the goodwill impairment test is required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company does not believe the impact of adopting this guidance will be material to its consolidated financial statements.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income. This guidance specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It also does not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. This guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of adopting this guidance on our consolidated financial statements

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Fair Value, by Balance Sheet Grouping [Table Text Block]
	Balance June 30,	Balance March 31,	Input
	2012	2012	Hierarchy level

Cash and cash equivalents	$4,533,261	$602,343	Level 1
Reclamation bond and deposits	$2,898,359	$2,839,559	Level 1
Warrant liabilities	$759,081	$137,291	Level 2

	Balance March 31,	Balance March 31,	Input
	2012	2011	Hierarchy level
Cash and cash equivalents	$602,343	$837,457	Level 1
Reclamation bond and deposits	$2,839,559	$225,893	Level 1
Warrant liability	$137,291	$-	Level 3

NEVADA EAGLE RESOURCES LLC (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Consolidated Statements of Operations of Discontinued Operations
Year Ended
March 31, 2011
Interest expense	$(29,244)
Gain of sale from discontinued operations	$664,952
Income from discontinued operations	$635,708

ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of accounts receivable [Table Text Block]
		As at
	As at June 30, 2012	March 31, 2012
Due from gold and silver sales	$-	$323,570
Other receivables	27,179	34,435
TOTAL	$27,179	$358,005

Specifically, accounts receivable are detailed as follows:
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Due from gold and silver sales	$323,570	$-
Other receivables	34,435	29,892
TOTAL	$358,005	$29,892

INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Inventories [Table Text Block]
	June 30, 2012	March 31, 2012
Material on leach pad inventory	$4,037,091	$4,245,418
Gold in carbon inventory	1,262,582	1,462,485
Doré in transit inventory	640,626	578,537
Supplies inventory	84,347	76,576
Total inventory costs	$6,024,646	$6,363,016

March 31, 2012
Material on leach pad inventory	$4,245,418
Gold in carbon inventory	1,462,485
Gold in transit inventory	578,537
Supplies inventory	76,576
Total inventory costs	$6,363,016

PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Schedule of Property, Plant and Equipment [Table Text Block]
	June 30, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,823,272	$265,872	$7,557,400
Borealis asset retirement obligation	1,533,158	53,140	1,480,018
Leach pad	1,897,882	325,365	1,572,517
Plant	5,822,237	235,746	5,586,491
ADR	3,168,448	12,343	3,156,105
Equipment	963,900	312,749	651,151
Property, plant and equipment total costs	$21,208,897	$1,205,215	$20,003,682

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

	March 31, 2011
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$1,890,166	$-	$2,651,069
Equipment	340,963	231,702	109,261
Property, plant and equipment total costs	$2,231,129	$231,702	$2,760,330

RECLAMATION BONDS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Reclamation Bonds [Table Text Block]
	June 30,	March 31,
	2012	2012
Reclamation bonds & deposits	$2,898,359	$2,839,559
Total	$2,898,359	$2,839,559

	March 31,	March 31,
	2012	2011
Reclamation bonds & deposits	$2,839,559	$225,893
Total	$2,839,559	$225,893

ASSET RETIREMENT OBLIGATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Three months	Year ended
	ended	March 31, 2012
	June 30, 2012
Asset retirement obligation, beginning of period	$1,675,877	$51,300
Incurred	-	-
Accretion	27,627	139,673
Additions and changes in estimates	-	1,484,904
Asset retirement obligation, end of period	$1,703,504	$1,675,877

	Year ended	Year ended
	March 31, 2012	March 31, 2011
Asset retirement obligation, beginning of period	$51,300	-
Incurred	-	$48,254
Accretion	139,673	3,046
Additions and changes in estimates	1,484,904	-
Asset retirement obligation, end of period	$1,675,877	$51,300

OPTION TO REDUCE ROYALTY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Companys Mineral Properties Payment to Borealis Property Lessors [Table Text Block]
	Three months	Year
	ended	ended
	June 30, 2012	March 31, 2012
Balance, beginning of period	$5,527,078	$760,903
Cash paid	-	175,000
Promissory notes payable	-	1,600,000
Convertible notes payable	-	1,909,500
Common stock issued	-	1,081,675
Balance, end of period	5,527,078	$5,527,078

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Balance, beginning of period	$760,903	$560,903
Cash paid	175,000	200,000
Promissory notes payable	1,600,000	-
Convertible notes payable	1,909,500	-
Common stock issued	1,081,675	-
Balance, end of period	$5,527,078	$760,903

CAPITAL STOCK (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
3,250,000	0.6	$0.30	January 21, 2013
4,725,000	0.6	$0.20	January 27, 2013
3,359,250	0.9	$0.40	May 22, 2013
2,226,500	1.4	$0.30	November 13, 2013
1,500,000	2.7	C$0.186	March 19, 2015
14,955,308	1.3	$0.164	October 20, 2013
14,062,500	2.8	C$0.16	April 19, 2015
44,078,558	1.5	$0.20 *

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
732,215	0.2	$0.20	June 16, 2012
3,250,000	0.7	$0.30	January 21, 2013
4,725,000	0.7	$0.20	January 27, 2013
3,359,250	1.1	$0.40	May 22, 2013
2,226,500	1.5	$0.30	November 13, 2013
1,500,000	3.0	C$0.186	March 19, 2015
14,955,308	1.5	$0.164	October 20, 2013
30,748,273	1.3	$0.25

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Three months	Three months
	ended June 30,	ended June 30,
	2012	2011

Management, Board of Directors, and employees expense	$85,144	$11,187
Consulting expense	5,439	7,321
Total	$90,583	$18,508

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Management salaries	$259,173	$122,375
Consulting expense	18,110	62,035
Total	$277,283	$184,410

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2012	6,242,500	$0.30 *
Granted	250,000	$0.14
Exercised	-	-
Forfeited	(820,000)	$0.67 *
Total outstanding at June 30, 2012	5,672,500
Vested and exercisable at June 30, 2012	5,242,500	0.24 *

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2011	4,917,500	$0.41 *
Granted	2,315,000	$0.26
Exercised	(150,000)	$0.13
Forfeited	(840,000)	$0.81 *
Total outstanding at March 31, 2012	6,242,500	$0.30 *
Vested and exercisable at December 31, 2011	5,390,000	$0.31 *

Schedule of Valuation Assumptions [Table Text Block]
	3 Months	3 Months
	ended	ended
	June 30, 2012	June 30, 2011

Dividend yield	0%	0%
Expected volatility	87.35%	11.26%
Risk free interest rate	0.42%	0.78%
Expected lives	3 years	3 years

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Dividend yield	0%	0%
Expected volatility	90%-112%	99% -119%
Risk free interest rate	0.31%-0.78%	0.52% -1.62%
Expected lives	3 years	2 - 3 years

Schedule of Sharebased Compensation Expense [Table Text Block]
	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at June 30, 2012	1,116,170	940,920	132,750	42,500	—

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at March 31, 2012	1,116,170	940,920	132,750	42,500	—

COMMITMENTS & CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
June 30,
FY2013	$89,775
FY2014	67,518
FY2015	9,619
Total	$116,912

March 31,
FY2012	$1,200
FY2013	104,275
FY2014	65,891
FY2015	9,619
Total	$180,985

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	March 31,		March 31,
	2012		2011
Tax at statutory rates	(1,792,480)	35%	$(961,762)	35.00%
State taxes, net of federal benefit	-	-	(9,343)	0.34%
Meals and entertainment and other	326,190	6.37%	13,572	-0.49%
Change in valuation allowance	1,466,290	-28.63%	957,533	-34.85%
State tax rate adjustment	-	0.00%	-	0.00%
		0.00%	$-	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
	$	$
Deferred tax assets
Net operating loss carryforwards	10,707,591	9,300,024
Inventory	224,422	-
Mineral property basis	302,350	323,391
Permitting & feasibility costs	1,425,913	1,393,222
Exploration costs	1,599,132	2,049,905
Stock compensation	1,121,491	1,029,390
Reclamation costs	(3,025)	1,960
Equipment	(41,234)	12,765
Debt issue costs and discounts	237,316	-
Donations	3,963	826
Unrealized foreign exchange loss	1,529	265
Unrealized losses on marketable securities	-	(9,982)
Accrued compensation not paid by June 15	28,381	6,755
Accrued sub-lease loss	4,715	11,084
Capital losses	43,334	53,342
Total deferred tax assets	15,655,878	14,172,947
Valuation allowance	(15,655,878)	(14,172,947)
Net deferred tax assets	-	-
Deferred tax liabilities
Equipment	-	-
Prepaid expenses	-	-
Total deferred tax liabilities	-	-

SUPPLEMENTAL CASH FLOW DISCLOSURES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	June 30, 2012	June 30, 2011
Capitalized construction in progress purchased with accounts payable	$568,652	$771,131
Accounts receivable paid through purchase of carbon	323,570	-
Issuance of derivative warrants	1,039,566	-
Carbon inventory purchased with accounts payable	1,343,197	-
Bridge loan paid with senior credit facility debt	1,500,000
Subordinated secured notes paid with senior credit facility	7,480,675
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%		1,081,675
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%		3,509,500

	March 31, 2012	March 31, 2011
Interest paid, net of amount capitalized	$514,202	$8,917
Non-cash investing and financing activities:
	March 31, 2012	March 31, 2011
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%	$1,081,675	-
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%	3,509,500	-
Capitalized construction in progress purchased with accounts payable	1,615,603
Financed equipment	29,184
Shares issued for settlement of accounts payable	-	$60,000
Extinguishment of note payable by sale of discontinued operations	-	2,180,587
Share consideration paid to former owners of discontinued operations		270,000
Issuance of 550,000 shares of common stock to a consultant	-	126,500
Issuance of stock options to a consultant	-	69,355

NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Nature Of Operations And Going Concern Uncertainty 1	$ 43,451,324
Nature Of Operations And Going Concern Uncertainty 2	43,072,173
Nature Of Operations And Going Concern Uncertainty 3	4,533,261
Nature Of Operations And Going Concern Uncertainty 4	16,980,240
Nature Of Operations And Going Concern Uncertainty 1		43,072,172
Nature Of Operations And Going Concern Uncertainty 2		37,950,801
Nature Of Operations And Going Concern Uncertainty 3		602,343
Nature Of Operations And Going Concern Uncertainty 4		12,158,548
Nature Of Operations And Going Concern Uncertainty 5		15,000,000
Nature Of Operations And Going Concern Uncertainty 6		$ 5,400,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 months	Mar. 31, 2012
Summary Of Significant Accounting Policies 1	$ 759,081
Summary Of Significant Accounting Policies 2	12
Summary Of Significant Accounting Policies 1		$ 137,291
Summary Of Significant Accounting Policies 4		50.00%

NEVADA EAGLE RESOURCES LLC (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2012
Nevada Eagle Resources Llc 1	$ 4,750,000
Nevada Eagle Resources Llc 2	664,952
Nevada Eagle Resources Llc 3	2,250,000
Nevada Eagle Resources Llc 4	2,500,000
Nevada Eagle Resources Llc 5	$ 2,500,000
Nevada Eagle Resources Llc 6	5.00%

INVENTORIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 months
Inventories 1	$ 1,343,197
Inventories 2	323,570
Inventories 3	1,666,767
Inventories 4	$ 60,531
Inventories 1		12

PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property, Plant And Equipment 1	$ 331,642
Property, Plant And Equipment 2	35,799
Property, Plant And Equipment 1		654,988
Property, Plant And Equipment 2		51,919
Property, Plant And Equipment 3		$ 292,496

RECLAMATION BONDS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reclamation Bonds 1	$ 2,878,941
Reclamation Bonds 2	2,820,141
Reclamation Bonds 3	19,418
Reclamation Bonds 4	19,418
Reclamation Bonds 1		2,820,141
Reclamation Bonds 2		216,885
Reclamation Bonds 3		2,603,256
Reclamation Bonds 4		19,418
Reclamation Bonds 5		$ 9,008

NOTES PAYABLE (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes Payable 1	5.00%
Notes Payable 2	$ 213,193
Notes Payable 3	1,084,258
Notes Payable 1		5.00%
Notes Payable 2		302,549
Notes Payable 3		1,376,479
Notes Payable 4		$ 312,549

OPTION TO REDUCE ROYALTY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Option To Reduce Royalty 1	5.00%
Option To Reduce Royalty 2	5.00%
Option To Reduce Royalty 3	$ 7,000,000
Option To Reduce Royalty 4	250,000
Option To Reduce Royalty 5	150,000
Option To Reduce Royalty 6	7,726,500
Option To Reduce Royalty 7	5.00%
Option To Reduce Royalty 8	1,600,000
Option To Reduce Royalty 9	5.00%
Option To Reduce Royalty 10	1,909,500
Option To Reduce Royalty 11	$ 0.7
Option To Reduce Royalty 12	$ 0.8
Option To Reduce Royalty 13	$ 0.9
Option To Reduce Royalty 14	389,673
Option To Reduce Royalty 1		5.00%
Option To Reduce Royalty 2		5.00%
Option To Reduce Royalty 3		7,000,000
Option To Reduce Royalty 4		250,000
Option To Reduce Royalty 5		150,000
Option To Reduce Royalty 6		7,726,500
Option To Reduce Royalty 7		5.00%
Option To Reduce Royalty 8		1,600,000
Option To Reduce Royalty 9		5.00%
Option To Reduce Royalty 10		1,909,500
Option To Reduce Royalty 11		$ 0.7
Option To Reduce Royalty 12		$ 0.8
Option To Reduce Royalty 13		$ 0.9
Option To Reduce Royalty 14		$ 125,874

LONG TERM DEBT (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months days	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) days warrants months
Long Term Debt 1	$ 1,500,000
Long Term Debt 2	60	60
Long Term Debt 3	15,000,000
Long Term Debt 4	15.00%	15.00%
Long Term Debt 5	30,000
Long Term Debt 6	100,000
Long Term Debt 7	1,500,000	1,500,000
Long Term Debt 8	$ 0.18
Long Term Debt 9	137,291
Long Term Debt 10	0.62%	0.62%
Long Term Debt 11	88.06%	88.06%
Long Term Debt 12	1,095	1,095
Long Term Debt 13	0.18
Long Term Debt 14	0.17
Long Term Debt 15	5.00%	5.00%
Long Term Debt 16	106,083
Long Term Debt 17	1,803,417
Long Term Debt 18	0.8
Long Term Debt 19	0.9
Long Term Debt 20	15,000,000
Long Term Debt 21	15,000,000
Long Term Debt 22	1,500,000
Long Term Debt 23		3,000,000
Long Term Debt 24	10.00%	10.00%
Long Term Debt 25		4,500,000
Long Term Debt 26	10.00%	10.00%
Long Term Debt 27	15,000,000
Long Term Debt 28	15,000,000
Long Term Debt 29	1,500,000
Long Term Debt 30		3,000,000
Long Term Debt 31	10.00%	10.00%
Long Term Debt 32		4,500,000
Long Term Debt 33	10.00%	10.00%
Long Term Debt 34	5.00%	5.00%
Long Term Debt 35	12	12
Long Term Debt 36	80.00%	80.00%
Long Term Debt 37	1.00%	1.00%
Long Term Debt 38	14,062,500	14,062,500
Long Term Debt 39		0.16
Long Term Debt 40	1,039,566
Long Term Debt 41	0.40%	0.40%
Long Term Debt 42	87.35%	87.35%
Long Term Debt 43	1,095	1,095
Long Term Debt 44		0.16
Long Term Debt 45	105,380
Long Term Debt 46	585,091
Long Term Debt 47	55,466
Long Term Debt 48	37,921
Long Term Debt 49	10	10
Long Term Debt 50	12,500,000
Long Term Debt 51	2,500,000
Long Term Debt 1			3,169,514
Long Term Debt 2			1,000
Long Term Debt 3			1,000
Long Term Debt 4			10.00%
Long Term Debt 5			1,500
Long Term Debt 6			0.2
Long Term Debt 7			112,500
Long Term Debt 8			0.2
Long Term Debt 9			10.00%
Long Term Debt 10			383,670
Long Term Debt 11			0.30%
Long Term Debt 12			86.59%
Long Term Debt 13			549
Long Term Debt 14			$ 0.2
Long Term Debt 15			261,737
Long Term Debt 16			405,520
Long Term Debt 17			246,770
Long Term Debt 18			4,300,000
Long Term Debt 19			1,000
Long Term Debt 20			10.00%
Long Term Debt 21			750
Long Term Debt 22			0.4
Long Term Debt 23			10.00%
Long Term Debt 24			308,379
Long Term Debt 25			0.40%
Long Term Debt 26			84.11%
Long Term Debt 27			548
Long Term Debt 28			$ 0.2794
Long Term Debt 29			110,679
Long Term Debt 30			424,067
Long Term Debt 31			138,618
Long Term Debt 32			6.50%
Long Term Debt 33			1,500,000
Long Term Debt 34			60
Long Term Debt 35			15,000,000
Long Term Debt 36			15.00%
Long Term Debt 37			30,000
Long Term Debt 38			100,000
Long Term Debt 39			1,500,000
Long Term Debt 40			$ 0.18
Long Term Debt 41			137,291
Long Term Debt 42			0.62%
Long Term Debt 43			88.06%
Long Term Debt 44			1,095
Long Term Debt 45			0.18
Long Term Debt 46			0.17
Long Term Debt 47			14,955,308
Long Term Debt 48			0.16
Long Term Debt 49			18
Long Term Debt 50			912,274
Long Term Debt 51			0.62%
Long Term Debt 52			72.52%
Long Term Debt 53			549
Long Term Debt 54			0.16
Long Term Debt 55			$ 0.17
Long Term Debt 56			358,413
Long Term Debt 57			319,634
Long Term Debt 58			1,590,321
Long Term Debt 59			5.00%
Long Term Debt 60			12
Long Term Debt 61			$ 1,909,500

CAPITAL STOCK (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) options years	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) warrants years options	Mar. 31, 2012 CAD
Capital Stock 1	250,000,000	250,000,000
Capital Stock 2	$ 0.001
Capital Stock 3	15,000,000	15,000,000
Capital Stock 4	$ 0.001
Capital Stock 5		0.9822
Capital Stock 6	1
Capital Stock 7	20.00%	20.00%
Capital Stock 8	12,000,000	12,000,000
Capital Stock 9	1,000,000	1,000,000
Capital Stock 10		0.9822
Capital Stock 11	1
Capital Stock 12	0.14
Capital Stock 13	40,693
Capital Stock 14	2.6	2.6
Capital Stock 15	250,000	250,000
Capital Stock 1			250,000,000	250,000,000
Capital Stock 2			$ 0.001
Capital Stock 3			15,000,000	15,000,000
Capital Stock 4			$ 0.001
Capital Stock 5			7,726,250	7,726,250
Capital Stock 6			1,081,675
Capital Stock 7			89,060,000	89,060,000
Capital Stock 8			9,601,639
Capital Stock 9			1,466,723
Capital Stock 10			150,000	150,000
Capital Stock 11			20,080
Capital Stock 12			183,500	183,500
Capital Stock 13			45,874
Capital Stock 14			5.00%	5.00%
Capital Stock 15			10.00%	10.00%
Capital Stock 16			10.00%	10.00%
Capital Stock 17			10.00%	10.00%
Capital Stock 18			20.00%	20.00%
Capital Stock 19			12,000,000	12,000,000
Capital Stock 20			1,000,000	1,000,000
Capital Stock 21				1
Capital Stock 22			1.0025
Capital Stock 23			0.16
Capital Stock 24			25,819
Capital Stock 25			$ 76,553
Capital Stock 26			2.6	2.6
Capital Stock 27			2,315,000	2,315,000
Capital Stock 28			150,000	150,000

COMMITMENTS & CONTINGENCIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments & Contingencies 1	$ 10,205
Commitments & Contingencies 1		$ 10,205

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2012
Income Taxes 1	35.34%
Income Taxes 2	35.34%
Income Taxes 3	$ 30,600,000
Income Taxes 4	26,300,000
Income Taxes 5	8,900,000
Income Taxes 6	8,900,000
Income Taxes 7	123,810
Income Taxes 8	$ 152,331

SUBSEQUENT EVENTS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2012 USD ($) months	Mar. 31, 2012 CAD
Subsequent Events 1	$ 15,000,000
Subsequent Events 2	15,000,000
Subsequent Events 3	1,500,000
Subsequent Events 4		3,000,000
Subsequent Events 5	10.00%	10.00%
Subsequent Events 6		4,500,000
Subsequent Events 7	10.00%	10.00%
Subsequent Events 8	5.00%	5.00%
Subsequent Events 9	12	12
Subsequent Events 10	80.00%	80.00%
Subsequent Events 11	5.00%	5.00%
Subsequent Events 12	1.00%	1.00%
Subsequent Events 13	14,062,500	14,062,500
Subsequent Events 14		0.16

Schedule of Fair Value, by Balance Sheet Grouping (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 1	4,533,261
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 2	602,343
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 3	2,898,359
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 4	2,839,559
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 5	759,081
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 6	137,291
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 1		602,343
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 2		837,457
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 3		2,839,559
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 4		225,893
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 5		137,291
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 6		0

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details)	12 Months Ended
Mar. 31, 2012
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 1	(29,244)
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 2	664,952
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 3	635,708

Schedule of accounts receivable (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounts Receivable Schedule Of Accounts Receivable 1	0
Accounts Receivable Schedule Of Accounts Receivable 2	323,570
Accounts Receivable Schedule Of Accounts Receivable 3	27,179
Accounts Receivable Schedule Of Accounts Receivable 4	34,435
Accounts Receivable Schedule Of Accounts Receivable 5	27,179
Accounts Receivable Schedule Of Accounts Receivable 6	358,005
Accounts Receivable Schedule Of Accounts Receivable 1		323,570
Accounts Receivable Schedule Of Accounts Receivable 2		0
Accounts Receivable Schedule Of Accounts Receivable 3		34,435
Accounts Receivable Schedule Of Accounts Receivable 4		29,892
Accounts Receivable Schedule Of Accounts Receivable 5		358,005
Accounts Receivable Schedule Of Accounts Receivable 6		29,892

Schedule of Inventories (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Inventories Schedule Of Inventories 1	4,037,091
Inventories Schedule Of Inventories 2	4,245,418
Inventories Schedule Of Inventories 3	1,262,582
Inventories Schedule Of Inventories 4	1,462,485
Inventories Schedule Of Inventories 5	640,626
Inventories Schedule Of Inventories 6	578,537
Inventories Schedule Of Inventories 7	84,347
Inventories Schedule Of Inventories 8	76,576
Inventories Schedule Of Inventories 9	6,024,646
Inventories Schedule Of Inventories 10	6,363,016
Inventories Schedule Of Inventories 1		4,245,418
Inventories Schedule Of Inventories 2		1,462,485
Inventories Schedule Of Inventories 3		578,537
Inventories Schedule Of Inventories 4		76,576
Inventories Schedule Of Inventories 5		6,363,016

Schedule of Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	7,823,272
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	265,872
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,557,400
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,533,158
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	53,140
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	1,480,018
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,897,882
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	325,365
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	1,572,517
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	5,822,237
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	235,746
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	5,586,491
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	3,168,448
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	12,343
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	3,156,105
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	963,900
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	312,749
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	651,151
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	21,208,897
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	1,205,215
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	20,003,682
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		7,625,883
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		193,038
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,432,845
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,533,158
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		38,866
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		1,494,292
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		1,897,882
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		222,017
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		1,675,865
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		5,713,537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		144,839
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		5,568,698
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		2,910,023
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		2,910,023
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		769,314
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		285,642
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		483,672
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		20,449,797
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		884,402
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		19,565,395
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1			1,890,166
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2			0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3			2,651,069
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4			340,963
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5			231,702
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6			109,261
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7			2,231,129
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8			231,702
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9			2,760,330

Schedule of Reclamation Bonds (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reclamation Bonds Schedule Of Reclamation Bonds 1	2,898,359
Reclamation Bonds Schedule Of Reclamation Bonds 2	2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 3	2,898,359
Reclamation Bonds Schedule Of Reclamation Bonds 4	2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 1		2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 2		225,893
Reclamation Bonds Schedule Of Reclamation Bonds 3		2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 4		225,893

Schedule of Change in Asset Retirement Obligation (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 1	1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 2	51,300
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 3	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 4	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 5	27,627
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 6	139,673
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 7	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 8	1,484,904
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 9	1,703,504
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 10	1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 1		51,300
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 2		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 3		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 4		48,254
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 5		139,673
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 6		3,046
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 7		1,484,904
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 8		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 9		1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 10		51,300

Schedule of Companys Mineral Properties Payment to Borealis Property Lessors (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 1	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 2	760,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 3	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 4	175,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 5	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 6	1,600,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 7	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 8	1,909,500
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 9	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 10	1,081,675
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 11	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 12	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 1		760,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 2		560,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 3		175,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 4		200,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 5		1,600,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 6		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 7		1,909,500
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 8		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 9		1,081,675
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 10		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 11		5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 12		760,903

Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	3,250,000	3,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.6	0.6
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	$ 0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4,725,000	4,725,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0.6	0.6
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	3,359,250	3,359,250
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.9	0.9
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	0.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	2,226,500	2,226,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	1.4	1.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	1,500,000	1,500,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	2.7	2.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		0.186
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	14,955,308	14,955,308
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	1.3	1.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.164
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	14,062,500	14,062,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	2.8	2.8
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		0.16
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	44,078,558	44,078,558
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1			732,215	732,215
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2			0.2	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 3			0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 4			3,250,000	3,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 5			0.7	0.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 6			0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 7			4,725,000	4,725,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 8			0.7	0.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 9			0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 10			3,359,250	3,359,250
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 11			1.1	1.1
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 12			0.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 13			2,226,500	2,226,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 14			1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 15			0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 16			1,500,000	1,500,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 17			3	3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 18				0.186
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 19			14,955,308	14,955,308
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 20			1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 21			0.164
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 22			30,748,273	30,748,273
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 23			1.3	1.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 24			$ 0.25

Schedule of Share-based Compensation, Restricted Stock Units Award Activity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 1	85,144
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 2	11,187
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 3	5,439
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 4	7,321
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 5	90,583
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 6	18,508
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 1		259,173
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 2		122,375
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 3		18,110
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 4		62,035
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 5		277,283
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 6		184,410

Schedule of Share-based Compensation, Stock Options, Activity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	6,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	0.3
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	250,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.14
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	(820,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0.67
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	5,672,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	5,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0.24
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1		4,917,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2		0.41
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3		2,315,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4		0.26
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5		(150,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6		0.13
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7		(840,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8		0.81
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9		6,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10		0.3
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11		5,390,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12		0.31

Schedule of Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Mar. 31, 2012 years
Capital Stock Schedule Of Valuation Assumptions 1	0.00%
Capital Stock Schedule Of Valuation Assumptions 2	0.00%
Capital Stock Schedule Of Valuation Assumptions 3	87.35%
Capital Stock Schedule Of Valuation Assumptions 4	11.26%
Capital Stock Schedule Of Valuation Assumptions 5	0.42%
Capital Stock Schedule Of Valuation Assumptions 6	0.78%
Capital Stock Schedule Of Valuation Assumptions 7	3
Capital Stock Schedule Of Valuation Assumptions 8	3
Capital Stock Schedule Of Valuation Assumptions 1		0.00%
Capital Stock Schedule Of Valuation Assumptions 2		0.00%
Capital Stock Schedule Of Valuation Assumptions 3		90.00%
Capital Stock Schedule Of Valuation Assumptions 4		99.00%
Capital Stock Schedule Of Valuation Assumptions 5		(119.00%)
Capital Stock Schedule Of Valuation Assumptions 6		0.31%
Capital Stock Schedule Of Valuation Assumptions 7		0.52%
Capital Stock Schedule Of Valuation Assumptions 8		(1.62%)
Capital Stock Schedule Of Valuation Assumptions 9		3
Capital Stock Schedule Of Valuation Assumptions 10		2
Capital Stock Schedule Of Valuation Assumptions 11		3

Schedule of Sharebased Compensation Expense (Details) (CAD)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Sharebased Compensation Expense 1	0
Capital Stock Schedule Of Sharebased Compensation Expense 2	0
Capital Stock Schedule Of Sharebased Compensation Expense 3	0
Capital Stock Schedule Of Sharebased Compensation Expense 4	0
Capital Stock Schedule Of Sharebased Compensation Expense 5	8,000
Capital Stock Schedule Of Sharebased Compensation Expense 6	8,000
Capital Stock Schedule Of Sharebased Compensation Expense 7	0
Capital Stock Schedule Of Sharebased Compensation Expense 8	1.63
Capital Stock Schedule Of Sharebased Compensation Expense 9	29,000
Capital Stock Schedule Of Sharebased Compensation Expense 10	15,000
Capital Stock Schedule Of Sharebased Compensation Expense 11	14,000
Capital Stock Schedule Of Sharebased Compensation Expense 12	0.84
Capital Stock Schedule Of Sharebased Compensation Expense 13	650,000
Capital Stock Schedule Of Sharebased Compensation Expense 14	488,750
Capital Stock Schedule Of Sharebased Compensation Expense 15	118,750
Capital Stock Schedule Of Sharebased Compensation Expense 16	42,500
Capital Stock Schedule Of Sharebased Compensation Expense 17	0.82
Capital Stock Schedule Of Sharebased Compensation Expense 18	154,170
Capital Stock Schedule Of Sharebased Compensation Expense 19	154,170
Capital Stock Schedule Of Sharebased Compensation Expense 20	0
Capital Stock Schedule Of Sharebased Compensation Expense 21	0.77
Capital Stock Schedule Of Sharebased Compensation Expense 22	275,000
Capital Stock Schedule Of Sharebased Compensation Expense 23	275,000
Capital Stock Schedule Of Sharebased Compensation Expense 24	0
Capital Stock Schedule Of Sharebased Compensation Expense 25	0.16
Capital Stock Schedule Of Sharebased Compensation Expense 26	1,116,170
Capital Stock Schedule Of Sharebased Compensation Expense 27	940,920
Capital Stock Schedule Of Sharebased Compensation Expense 28	132,750
Capital Stock Schedule Of Sharebased Compensation Expense 29	42,500
Capital Stock Schedule Of Sharebased Compensation Expense 30	0
Capital Stock Schedule Of Sharebased Compensation Expense 1		0
Capital Stock Schedule Of Sharebased Compensation Expense 2		0
Capital Stock Schedule Of Sharebased Compensation Expense 3		0
Capital Stock Schedule Of Sharebased Compensation Expense 4		0
Capital Stock Schedule Of Sharebased Compensation Expense 5		8,000
Capital Stock Schedule Of Sharebased Compensation Expense 6		8,000
Capital Stock Schedule Of Sharebased Compensation Expense 7		0
Capital Stock Schedule Of Sharebased Compensation Expense 8		1.63
Capital Stock Schedule Of Sharebased Compensation Expense 9		29,000
Capital Stock Schedule Of Sharebased Compensation Expense 10		15,000
Capital Stock Schedule Of Sharebased Compensation Expense 11		14,000
Capital Stock Schedule Of Sharebased Compensation Expense 12		0.84
Capital Stock Schedule Of Sharebased Compensation Expense 13		650,000
Capital Stock Schedule Of Sharebased Compensation Expense 14		488,750
Capital Stock Schedule Of Sharebased Compensation Expense 15		118,750
Capital Stock Schedule Of Sharebased Compensation Expense 16		42,500
Capital Stock Schedule Of Sharebased Compensation Expense 17		0.82
Capital Stock Schedule Of Sharebased Compensation Expense 18		154,170
Capital Stock Schedule Of Sharebased Compensation Expense 19		154,170
Capital Stock Schedule Of Sharebased Compensation Expense 20		0
Capital Stock Schedule Of Sharebased Compensation Expense 21		0.77
Capital Stock Schedule Of Sharebased Compensation Expense 22		275,000
Capital Stock Schedule Of Sharebased Compensation Expense 23		275,000
Capital Stock Schedule Of Sharebased Compensation Expense 24		0
Capital Stock Schedule Of Sharebased Compensation Expense 25		0.16
Capital Stock Schedule Of Sharebased Compensation Expense 26		1,116,170
Capital Stock Schedule Of Sharebased Compensation Expense 27		940,920
Capital Stock Schedule Of Sharebased Compensation Expense 28		132,750
Capital Stock Schedule Of Sharebased Compensation Expense 29		42,500
Capital Stock Schedule Of Sharebased Compensation Expense 30		0

Schedule of Future Minimum Rental Payments for Operating Leases (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	89,775
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	67,518
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	9,619
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	116,912
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1		1,200
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2		104,275
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3		65,891
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4		9,619
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5		180,985

Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	10,707,591
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	9,300,024
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	224,422
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	302,350
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	323,391
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	1,425,913
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	1,393,222
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	1,599,132
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	2,049,905
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	1,121,491
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	1,029,390
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(3,025)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	1,960
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(41,234)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	12,765
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	237,316
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	3,963
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	826
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	1,529
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	265
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	(9,982)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	28,381
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	6,755
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	4,715
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	11,084
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 29	43,334
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 30	53,342
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 31	15,655,878
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 32	14,172,947
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 33	(15,655,878)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 34	(14,172,947)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 35	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 36	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 37	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 39	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 41	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 42	0

Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Mar. 31, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	(1,792,480)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	(961,762)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(9,343)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	0.34%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	326,190
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6.37%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	13,572
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	(0.49%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	1,466,290
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	(28.63%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	957,533
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	(34.85%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	0.00%

Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 1	568,652
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 2	771,131
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 3	323,570
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 5	1,039,566
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 6	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 7	1,343,197
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 8	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 9	1,500,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 10	7,480,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 11	7,726,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 12	$ 0.14
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 13	5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 14	1,081,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 15	5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 16	3,509,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 1		514,202
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 2		8,917
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 3		7,726,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 4		$ 0.14
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 5		5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 6		1,081,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 7		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 8		5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 9		3,509,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 10		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 11		1,615,603
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 12		29,184
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 13		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 14		60,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 15		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 16		2,180,587
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 17		270,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 18		550,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 19		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 20		126,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 21		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 22		69,355